BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities — 5.4%
ACE Securities Corp. Home Equity Loan
Trust
(a)
:
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 0.87%, 12/25/33 .... USD 122 $ 108,694
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.13%), 0.28%, 05/25/37 .... 94 24,172
Adams Mill CLO Ltd., Series 2014-1A, Class
A2R, (LIBOR USD 3 Month + 1.10%),
1.37%, 07/15/26
(a)(b)
................ 134 133,895
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 292 293,043
Series 2018-A, Class A, 3.85%, 04/25/58
(c)
. 296 294,770
Series 2018-A, Class B, 0.00%, 04/25/58 .. 89 45,485
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 179 178,943
Series 2018-B, Class B, 0.00%, 02/26/57 .. 90 24,915
Series 2018-D, Class A, 3.75%, 08/25/58
(c)(d)
343 342,734
Series 2018-D, Class B, 0.00%, 08/25/58
(c)(d)
109 55,277
Series 2018-E, Class A, 4.38%, 06/25/58
(d)
197 202,319
Series 2018-E, Class B, 5.25%, 06/25/58
(c)(d)
100 100,590
Series 2018-E, Class C, 0.00%, 06/25/58
(d)
97 73,590
Series 2018-F, Class A, 4.38%, 11/25/58
(c)(d)
617 621,574
Series 2018-F, Class B, 5.25%, 11/25/58
(c)(d)
111 110,346
Series 2018-F, Class C, 0.00%, 11/25/58 .. 243 152,036
Series 2018-G, Class A, 4.38%, 06/25/57
(c)(d)
521 507,608
Series 2018-G, Class B, 5.25%, 06/25/57
(c)(d)
103 77,765
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
226 222,642
Series 2019-A, Class A, 3.75%, 08/25/57
(d)
512 521,349
Series 2019-A, Class B, 5.25%, 08/25/57
(d)
100 89,663
Series 2019-A, Class C, 0.00%, 08/25/57
(c)
185 153,090
Series 2019-B, Class A, 3.75%, 01/25/59
(d)
834 847,879
Series 2019-B, Class B, 5.25%, 01/25/59
(c)(d)
117 88,335
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
299 256,286
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.35%,
10/21/28
(a)(b)
..................... 500 498,658
Allegro CLO V Ltd., Series 2017-1A, Class A,
(LIBOR USD 3 Month + 1.24%), 1.51%,
10/16/30
(a)(b)
..................... 250 248,594
ALM VII R Ltd., Series 2013-7RA, Class A1R,
(LIBOR USD 3 Month + 1.41%), 1.69%,
10/15/28
(a)(b)
..................... 250 248,957
ALM XVI Ltd., Series 2015-16A, Class A2R2,
(LIBOR USD 3 Month + 1.50%), 1.78%,
07/15/27
(a)(b)
..................... 255 252,539
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
...... 179 193,186
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.26%, 04/13/31
(a)(b)
.......... 310 306,418
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.30%, 01/28/31 .... 250 247,532
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 01/28/31 .... 250 239,619
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.73%, 01/15/30 .... 500 488,361
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/15/30 .... 250 238,966
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.55%, 07/15/30
(a)(b)
................ 250 248,303
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/13/30
(a)(b)
................ 250 249,115
Security Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.36%,
04/15/31
(a)(b)
..................... USD 500 $ 492,249
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.28%,
04/20/31
(a)(b)
..................... 500 496,791
Arbor Realty CLO Ltd., Series 2017-FL3, Class
A, (LIBOR USD 1 Month + 0.99%), 1.14%,
12/15/27
(a)(b)
..................... 130 128,486
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.45%, 10/15/30
(a)(b)
................ 250 247,484
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.63%, 05/25/35
(a)
................. 47 42,394
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.25%,
07/17/26
(a)(b)
..................... 93 92,675
Avery Point VI CLO Ltd., Series 2015-6A, Class
BR, (LIBOR USD 3 Month + 1.50%), 1.75%,
08/05/27
(a)(b)
..................... 250 244,814
B2R Mortgage Trust, Series 2015-2, Class A,
3.34%, 11/15/48
(b)
................. 2 2,087
Babson CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 1.46%,
10/20/30
(a)(b)
..................... 260 258,143
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.46%,
12/10/25
(d)
...................... 300 141,388
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 01/24/29
(a)(b)
................ 940 936,237
Bayview Financial Revolving Asset Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 1.14%, 05/28/39 .... 104 84,995
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.14%, 02/28/40 .... 139 130,540
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 1.14%, 12/28/40 .... 52 46,307
BCMSC Trust
(d)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 40 11,741
Series 2000-A, Class A3, 7.83%, 06/15/30 . 37 11,269
Series 2000-A, Class A4, 8.29%, 06/15/30 . 27 8,634
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
200 196,509
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.17%), 0.32%, 05/25/35 .... 62 67,867
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 42 44,295
Series 2007-HE3, Class 1A4, (LIBOR USD 1
Month + 0.35%), 0.50%, 04/25/37 .... 195 174,711
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, (LIBOR USD 1
Month + 1.20%), 1.35%, 01/25/36
(a)
..... 1 1,343
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.51%, 10/18/29
(a)(b)
......... 250 248,972
BlueMountain CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.50%, 01/20/29 .... 305 304,760
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.44%, 10/22/30 .... 496 490,793
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.31%, 10/15/25
(a)(b)
................ 108 107,585

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.31%, 10/25/36
(a)
........... USD 65 $ 62,318
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.52%, 07/20/30
(a)(b)
250 249,781
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.16%), 0.31%,
10/25/36
(a)
...................... 53 44,202
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.23%), 1.47%, 06/09/30 .... 250 248,628
Series 2013-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.99%, 06/09/30 .... 250 247,397
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.36%, 10/20/28
(a)(b)
................ 430 426,781
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/17/30
(a)(b)
................ 510 506,171
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.48%, 10/18/30 .... 230 229,060
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.40%, 10/17/30 .... 540 537,579
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.35%, 05/25/37 ... 219 175,302
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.42%, 05/25/37 ... 99 80,200
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28
(d)
39 39,765
Series 1997-6, Class M1, 7.21%, 01/15/29
(d)
26 26,178
Series 1998-8, Class M1, 6.98%, 09/01/30
(d)
105 96,921
Series 1999-5, Class A5, 7.86%, 03/01/30
(d)
28 17,243
Series 1999-5, Class A6, 7.50%, 03/01/30
(d)
30 17,587
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.65%, 11/15/32
(a)
... 66 61,484
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(d)
56 20,149
Series 2000-4, Class A6, 8.31%, 05/01/32
(d)
151 53,654
Series 2000-5, Class A7, 8.20%, 05/01/31 . 141 73,254
Countrywide Asset-Backed Certificates
(a)
:
Series 2006-S10, Class A3, (LIBOR USD 1
Month + 0.32%), 0.47%, 10/25/36 .... 24 22,484
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.37%, 12/25/25 .... 1 1,539
Credit-Based Asset Servicing & Securitization
LLC:
Series 2006-CB2, Class AF4, 3.20%,
12/25/36
(e)
.................... 13 13,077
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
................... 100 104,376
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
................... 82 11,196
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 0.49%, 07/25/37
(a)(b)
.. 50 39,842
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.62%,
04/25/36
(d)
.................... 115 114,550
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 0.31%, 09/25/46
(a)
... 7 6,449
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 0.42%, 03/15/34
(a)
..... 20 18,446
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 1.05%, 10/25/34
(a)
..... 93 90,998
Security Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... USD 8 $ 9,387
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.45%, 12/15/33 ... 14 13,331
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 0.34%, 05/15/35
(c)
.. 6 5,576
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.33%, 05/15/35 .... 12 11,285
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.33%, 05/15/36 .... 76 73,678
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.30%, 11/15/36 .... 50 42,231
Dorchester Park CLO DAC, Series 2015-1A,
Class BR, (LIBOR USD 3 Month + 1.45%),
1.72%, 04/20/28
(a)(b)
................ 250 244,853
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.40%,
01/15/31
(a)(b)
..................... 800 793,397
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.18%, 10/15/27
(a)(b)
.......... 225 222,936
First Franklin Mortgage Loan Trust
(a)
:
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 1.20%, 10/25/34 ... 33 30,396
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.14%), 0.29%, 12/25/36 ... 668 412,567
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.30%, 12/25/36 .... 534 486,440
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.40%), 0.55%, 01/25/36 ... 91 63,231
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.17%,
04/15/27
(a)(b)
..................... 154 154,163
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.14%),
0.29%, 02/25/37
(a)
................. 100 78,084
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class A2C,
(LIBOR USD 1 Month + 0.50%), 0.65%,
12/25/35
(a)
...................... 13 12,487
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(d)
............. 27 7,817
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.35%, 01/25/47 .... 27 17,694
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.40%, 02/25/47 .... 40 40,487
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.32%, 07/25/27
(a)(b)
.......... 242 240,785
Highbridge Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3 Month
+ 1.00%), 1.25%, 02/05/31
(a)(b)
......... 248 244,351
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.15%), 0.30%,
05/25/37
(a)
...................... 90 76,546
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
:
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 2.17%, 07/25/34 .... 22 22,357
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 0.34%, 04/25/37 .... 64 47,030
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 62 16,222

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.87%, 04/15/36
(a)
................. USD 20 $ 18,806
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.41%,
10/19/28
(a)(b)
..................... 250 248,343
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.15%, 07/17/37
(a)(b)
................ 119 119,464
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
........ 28 27,882
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.27%), 0.42%, 05/25/36
(a)
.......... 100 95,635
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 1.34%, 01/20/31
(a)(b)
280 276,959
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.31%, 10/20/27
(a)(b)
250 247,769
LCM XXIV Ltd., Series 24A, Class A, (LIBOR
USD 3 Month + 1.31%), 1.58%, 03/20/30
(a)(b)
250 249,775
Legacy Mortgage Asset Trust, Series 2019-SL1,
Class A, 4.00%, 12/28/54
(b)(d)
.......... 159 160,383
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(d)
...................... 68 72,155
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(c)
..... 39 38,633
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-9, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.26%, 10/25/36 .... 51 23,354
Series 2006-9, Class 2A4, (LIBOR USD 1
Month + 0.23%), 0.38%, 10/25/36 .... 117 54,986
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 3.40%,
03/25/32
(a)
...................... 27 27,037
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR, (LIBOR USD 3 Month +
1.16%), 1.42%, 07/23/29
(a)(b)
.......... 250 248,546
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 1.22%, 04/19/30
(a)(b)
.......... 580 574,234
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.46%, 10/21/30
(a)(b)
.......... 510 504,584
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.47%, 07/29/30
(a)(b)
.......... 270 267,386
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.45%, 12/18/30
(a)(b)
................ 250 246,802
Mariner CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 1.36%,
04/25/31
(a)(b)
..................... 250 248,865
Mariner CLO Ltd., Series 2017-4A, Class A,
(LIBOR USD 3 Month + 1.21%), 1.45%,
10/26/29
(a)(b)
..................... 250 248,972
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
0.41%, 06/25/46
(a)(b)
................ 15 14,450
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 0.41%, 08/25/37 ... 34 18,517
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.09%), 0.24%, 06/25/37 ... 27 8,326
Security Par (000) Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
(a)
:
Series 2005-HE1, Class A2MZ, (LIBOR USD
1 Month + 0.60%), 0.75%, 12/25/34 ... USD 155 $ 143,409
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 1.02%, 09/25/35 .... 127 75,878
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.52%,
10/20/30
(a)(b)
..................... 250 247,821
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.16%,
10/28/27
(a)(b)
..................... 252 250,549
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 1.40%, 02/15/29
(a)(b)
......... 195 195,780
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.44%, 10/18/30
(a)(b)
.... 250 247,963
Oakwood Mortgage Investors, Inc.
(d)
:
Series 2001-D, Class A2, 5.26%, 01/15/19 . 19 13,661
Series 2001-D, Class A4, 6.93%, 09/15/31 . 11 8,983
Series 2002-B, Class M1, 7.62%, 06/15/32 79 66,275
OCP CLO Ltd.
(a)(b)
:
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.39%, 10/18/28 .... 216 215,265
Series 2017-13A, Class A1A, (LIBOR USD 3
Month + 1.26%), 1.54%, 07/15/30 .... 300 298,957
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.20%, 11/20/30 .... 250 234,083
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.29%, 07/17/30
(a)(b)
......... 250 246,429
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.24%, 01/25/31
(a)(b)
......... 250 250,000
OFSI Fund VII Ltd., Series 2014-7A, Class AR,
(LIBOR USD 3 Month + 0.90%), 1.17%,
10/18/26
(a)(b)
..................... 9 9,069
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.30%,
05/23/31
(a)(b)
..................... 225 222,013
Option One Mortgage Acceptance Corp. Asset-
Backed Certificates, Series 2003-4, Class
A2, (LIBOR USD 1 Month + 0.64%), 0.79%,
07/25/33
(a)
...................... 156 145,357
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.36%, 03/25/37
(a)
... 90 62,623
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 88 86,914
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 227 224,097
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... 122 125,653
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.35%, 10/15/37
(a)(b)(c)
... 60 57,961
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.00%, 01/25/37
(e)
......... 70 67,758
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 10/22/30
(a)(b)
................ 385 383,117
OZLM XIV Ltd., Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%), 1.98%,
01/15/29
(a)(b)
..................... 250 246,109
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.40%, 01/17/31 .... 250 247,013

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.30%, 04/18/31 .... USD 250 $ 245,499
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.37%, 07/16/31 .... 420 415,293
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.48%, 11/14/29 .... 280 278,431
Series 2017-1A, Class A2, (LIBOR USD 3
Month + 1.70%), 1.96%, 11/14/29 .... 300 294,430
Progress Residential Trust
(b)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ..................... 99 101,244
Series 2018-SFR1, Class F, 4.78%,
03/17/35 ..................... 100 102,082
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.49%, 10/15/30
(a)(b)
................ 497 496,620
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.34%, 07/25/31
(a)(b)
................ 246 243,721
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.35%,
07/20/28
(a)(b)
..................... 330 329,472
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.46%, 10/20/30
(a)(b)
................ 250 248,988
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.30%,
04/20/31
(a)(b)
..................... 247 246,947
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.37%,
01/15/30
(a)(b)
..................... 1,250 1,237,426
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 0.36%, 10/25/36
(a)
........... 100 74,996
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.51%,
07/20/30
(a)(b)
..................... 250 249,259
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.58%, 03/15/24
(a)
........... 141 139,829
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
..... 100 102,762
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month + 1.40%),
1.68%, 04/15/32
(a)(b)
................ 800 793,402
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 0.94%, 01/25/35
(a)
........... 2 1,414
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.30%), 0.45%, 01/25/35
(a)
........... 43 42,907
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.48%,
11/18/30
(a)(b)
..................... 250 248,335
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(b)(d)
......... 340 353,946
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
...... 100 105,658
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1,  3.23%, 05/14/26 ....... 90 100,370
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.15%), 1.41%,
10/22/31
(a)(b)
..................... 100 100,201
Security Par (000) Value
Asset-Backed Securities (continued)
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.50%,
10/15/29
(a)(b)
..................... USD 315 $ 310,491
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 1.41%,
10/15/30
(a)(b)
..................... 250 248,656
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.30%, 07/25/37
(a)(b)
67 60,244
Washington Mutual Asset-Backed
CertificatesTrust
(a)
:
Series 2006-HE4, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.33%, 09/25/36 .... 150 67,258
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.30%, 10/25/36 .... 154 126,281
Yale Mortgage Loan Trust, Series 2007-1, Class
A, (LIBOR USD 1 Month + 0.40%), 0.55%,
06/25/37
(a)(b)
..................... 88 36,257
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.41%,
01/22/31
(a)(b)
..................... 250 248,036
Total Asset-Backed Securities — 5.4%
(Cost: $37,373,525) ............................... 37,069,314
Corporate Bonds — 35.1%
Aerospace & Defense — 1.7%
BAE Systems Holdings, Inc.
(b)
:
3.80%, 10/07/24 .................. 48 53,278
3.85%, 12/15/25 .................. 265 299,133
4.75%, 10/07/44 .................. 8 10,212
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 537 600,157
Boeing Co. (The):
4.51%, 05/01/23 .................. 70 73,804
4.88%, 05/01/25 .................. 322 350,376
3.83%, 03/01/59 .................. 33 29,087
5.93%, 05/01/60 .................. 170 210,399
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 36 33,997
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 49 49,635
General Dynamics Corp.:
3.75%, 05/15/28 .................. 20 23,478
3.63%, 04/01/30 .................. 277 329,418
4.25%, 04/01/50 .................. 92 120,157
Huntington Ingalls Industries, Inc.
(b)
:
3.84%, 05/01/25 .................. 200 219,759
4.20%, 05/01/30 .................. 339 389,102
L3Harris Technologies, Inc.:
3.85%, 06/15/23 .................. 85 92,026
3.85%, 12/15/26 .................. 435 499,813
4.40%, 06/15/28 .................. 680 810,570
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 463 542,613
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 523 629,132
3.80%, 03/01/45 .................. 116 137,901
4.70%, 05/15/46 .................. 115 156,709
2.80%, 06/15/50 .................. 286 300,599
Northrop Grumman Corp.:
2.93%, 01/15/25 .................. 234 254,604
3.25%, 01/15/28 .................. 668 750,548
4.03%, 10/15/47 .................. 165 202,017
5.25%, 05/01/50 .................. 74 106,153
Raytheon Technologies Corp.:
3.65%, 08/16/23 .................. 26 28,094
3.15%, 12/15/24
(b)
................. 155 167,443
3.95%, 08/16/25 .................. 267 303,428
7.20%, 08/15/27
(b)
................. 45 60,797

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Aerospace & Defense (continued)
7.00%, 11/01/28
(b)
................. USD 360 $ 493,463
4.13%, 11/16/28 .................. 257 304,320
2.15%, 05/18/30 .................. EUR 355 462,912
2.25%, 07/01/30 .................. USD 565 597,565
5.40%, 05/01/35 .................. 95 129,112
4.20%, 12/15/44
(b)
................. 62 70,270
4.15%, 05/15/45 .................. 10 11,995
Textron, Inc.:
3.88%, 03/01/25 .................. 185 202,725
3.65%, 03/15/27 .................. 130 141,447
3.90%, 09/17/29 .................. 235 263,289
2.45%, 03/15/31 .................. 110 109,305
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 370 402,375
6.25%, 03/15/26 .................. 892 931,511
11,954,728
Air Freight & Logistics — 0.3%
FedEx Corp.:
1.30%, 08/05/31 .................. EUR 290 348,898
3.88%, 08/01/42 .................. USD 94 103,657
4.55%, 04/01/46 .................. 73 88,031
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 168 194,063
4.45%, 04/01/30 .................. 521 652,191
5.20%, 04/01/40 .................. 302 418,328
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 45 45,930
6.75%, 08/15/24 .................. 110 116,512
1,967,610
Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%, 12/15/23 . 56 46,800
Series 2017-1, Class B, 3.70%, 01/15/26 . 1 656
Series 2017-1, Class AA, 3.30%, 01/15/30 86 81,923
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(b)
..... 330 345,594
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 229 164,838
Series 2016-1, Class B, 5.25%, 01/15/24 . 178 122,662
Series 2017-1, Class B, 4.95%, 02/15/25 . 51 35,835
Series 2017-2, Class B, 3.70%, 10/15/25 . 64 40,603
Series 2016-3, Class B, 3.75%, 10/15/25 . 3 2,177
Series 2015-2, Class AA, 3.60%, 09/22/27 40 38,479
Series 2016-1, Class AA, 3.58%, 01/15/28 105 100,971
Series 2019-1, Class B, 3.85%, 02/15/28 . 221 145,957
Series 2016-2, Class AA, 3.20%, 06/15/28 73 68,817
Series 2016-3, Class AA, 3.00%, 10/15/28 187 174,855
Series 2017-1, Class AA, 3.65%, 02/15/29 57 55,001
Series 2019-1, Class AA, 3.15%, 02/15/32 208 195,717
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 505 503,290
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 65 45,306
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 335 346,631
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 29 22,717
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 12 11,034
Series 2014-2, Class B, 4.63%, 09/03/22 . 19 17,439
Series 2016-2, Class B, 3.65%, 10/07/25 . 11 8,415
Series 2016-1, Class B, 3.65%, 01/07/26 . 18 13,765
Series 2018-1, Class B, 4.60%, 03/01/26 . 66 51,083
Series 2015-1, Class AA, 3.45%, 12/01/27 37 36,357
Series 2019-2, Class B, 3.50%, 05/01/28 . 158 115,596
Series 2016-1, Class AA, 3.10%, 07/07/28 12 11,539
Security Par (000) Value
Airlines (continued)
Series 2016-2, Class AA, 2.88%, 10/07/28 USD 75 $ 71,127
Series 2018-1, Class AA, 3.50%, 03/01/30 36 34,418
Series 2019-2, Class AA, 2.70%, 05/01/32 130 122,972
3,032,574
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 74 73,075
Magna International, Inc., 2.45%, 06/15/30 .. 75 79,002
152,077
Automobiles — 0.3%
Daimler Finance North America LLC
(b)
:
2.30%, 02/12/21 .................. 150 150,920
3.35%, 05/04/21 .................. 430 436,861
General Motors Co., 5.40%, 04/01/48 ..... 51 56,440
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 305 315,866
2.38%, 02/10/23 .................. 601 616,211
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 396 398,378
1,974,676
Banks — 5.6%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 114 114,000
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 325 339,422
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
................ 150 166,102
Banco Santander SA:
2.71%, 06/27/24 .................. 200 211,604
3.31%, 06/27/29 .................. 400 435,089
Bancolombia SA, 3.00%, 01/29/25 ....... 200 199,950
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)
........... 200 194,813
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 2.33%,
10/01/21
(a)
.................... 1,835 1,835,000
(LIBOR USD 3 Month + 0.63%), 3.50%,
05/17/22
(a)
.................... 285 290,343
(LIBOR USD 3 Month + 1.02%), 2.88%,
04/24/23
(a)
.................... 127 131,367
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 219 227,459
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
.................... 116 125,626
4.20%, 08/26/24 .................. 48 53,455
4.00%, 01/22/25 .................. 167 186,038
Series L, 3.95%, 04/21/25 ........... 265 294,372
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 415 437,546
4.45%, 03/03/26 .................. 205 236,435
(LIBOR USD 3 Month + 1.06%), 3.56%,
04/23/27
(a)
.................... 349 389,809
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 297 335,690
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(f)
..................... 290 312,693
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 216 244,249
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 85 95,460
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 1,876 2,087,567

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... USD 419 $ 491,513
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 439 482,973
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
.... 320 340,455
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 762 778,064
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.26%), 5.87%
(a)(f)
............ 250 250,312
Barclays plc:
4.38%, 01/12/26 .................. 220 246,470
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%),
2.64%, 06/24/31
(a)
............... 410 409,042
BNP Paribas SA
(b)
:
3.50%, 03/01/23 .................. 400 423,990
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)
.................... 603 635,453
(SOFR + 1.51%), 3.05%, 01/13/31
(a)
.... 400 428,985
Citigroup, Inc.:
4.40%, 06/10/25 .................. 299 337,364
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 1,542 1,733,381
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 80 89,158
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 556 643,082
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30
(a)
.................... 418 481,183
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 474 512,457
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 85 89,086
Citizens Financial Group, Inc., 3.25%, 04/30/30 143 157,850
Danske Bank A/S
(b)
:
5.00%, 01/12/22 .................. 400 420,220
3.88%, 09/12/23 .................. 210 226,099
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)
............... 263 263,255
5.38%, 01/12/24 .................. 300 337,441
Discover Bank, 4.65%, 09/13/28 ......... 495 582,582
HSBC Holdings plc:
(LIBOR USD 3 Month + 1.55%), 4.04%,
03/13/28
(a)
.................... 260 287,348
(SOFR + 1.73%), 2.01%, 09/22/28
(a)
.... 200 198,251
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29
(a)
.................... 213 245,745
4.95%, 03/31/30 .................. 238 286,505
ING Groep NV:
4.10%, 10/02/23 .................. 710 777,958
4.63%, 01/06/26
(b)
................. 200 234,574
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
.............. 200 202,281
Itau Unibanco Holding SA
(b)
:
2.90%, 01/24/23 .................. 250 252,657
3.25%, 01/24/25 .................. 250 254,688
JPMorgan Chase & Co.:
2.97%, 01/15/23 .................. 62 64,022
(LIBOR USD 3 Month + 0.70%), 3.21%,
04/01/23
(a)
.................... 459 476,942
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
.................... 117 125,459
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 288 311,985
3.88%, 09/10/24 .................. 61 67,660
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 1,450 1,591,125
Security Par (000) Value
Banks (continued)
3.90%, 07/15/25 .................. USD 590 $ 667,364
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 335 352,462
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 399 413,106
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 713 812,028
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 200 226,208
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 1,436 1,617,508
(LIBOR USD 3 Month + 0.95%), 3.51%,
01/23/29
(a)
.................... 144 161,973
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 431 500,041
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 186 223,627
(SOFR + 1.51%), 2.74%, 10/15/30
(a)
.... 149 159,629
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 237 289,221
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
.................... 525 639,033
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31
(a)
........... 200 196,400
KeyCorp, 4.10%, 04/30/28 ............ 84 98,538
Lloyds Banking Group plc, 3.75%, 01/11/27 .. 423 468,208
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22 .................. 85 87,841
2.67%, 07/25/22 .................. 84 87,083
3.46%, 03/02/23 .................. 250 266,359
2.19%, 02/25/25 .................. 868 909,107
Mizuho Financial Group, Inc.:
2.27%, 09/13/21 .................. 200 203,605
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25
(a)
.................... 719 755,677
(LIBOR USD 3 Month + 1.27%), 1.98%,
09/08/31
(a)
.................... 200 198,653
Santander UK Group Holdings plc, (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.25%), 1.53%, 08/21/26
(a)
200 196,920
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 1.50%), 3.34%, 02/05/30
(a)
...... 200 209,750
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24 .................. 395 420,274
2.35%, 01/15/25 .................. 301 317,057
1.47%, 07/08/25 .................. 200 203,678
Washington Mutual Escrow Bonds
(c)(g)(h)
:
0.00%, 11/06/09 .................. 300 —
0.00%, 09/19/17
( i )
................. 250 —
0.00%, 09/29/17 .................. 500 —
Wells Fargo & Co.:
2.63%, 07/22/22 .................. 206 213,580
3.75%, 01/24/24 .................. 544 591,067
3.55%, 09/29/25 .................. 191 212,638
(LIBOR USD 3 Month + 0.83%), 2.41%,
10/30/25
(a)
.................... 188 196,860
3.00%, 10/23/26 .................. 391 427,399
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 260 291,055
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
.... 123 128,323
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30
(a)
.................... 266 285,657
(LIBOR USD 3 Month + 1.00%), 2.57%,
02/11/31
(a)
.................... 142 149,073
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 596 623,476
38,482,182

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . USD 1,165 $ 1,407,343
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 1,222 1,491,352
3.50%, 06/01/30 .................. 861 979,587
4.90%, 01/23/31 .................. 55 69,192
5.45%, 01/23/39 .................. 65 84,152
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 150 157,280
2.75%, 06/01/60 .................. 265 269,140
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 150 151,245
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 150 158,672
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................. 150 158,381
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 150 168,291
Molson Coors Beverage Co., 5.00%, 05/01/42 130 147,232
PepsiCo, Inc., 4.00%, 05/02/47 ......... 91 114,905
5,356,772
Biotechnology — 0.6%
AbbVie, Inc.:
2.30%, 11/21/22
(b)
................. 197 203,841
3.85%, 06/15/24
(b)
................. 14 15,343
2.60%, 11/21/24
(b)
................. 739 782,973
3.80%, 03/15/25
(b)
................. 554 614,299
4.55%, 03/15/35
(b)
................. 129 158,597
4.50%, 05/14/35 .................. 332 404,082
4.70%, 05/14/45 .................. 454 559,011
4.88%, 11/14/48 .................. 50 63,493
Amgen, Inc.:
2.45%, 02/21/30 .................. 180 190,789
4.40%, 05/01/45 .................. 380 470,779
Biogen, Inc., 2.25%, 05/01/30 .......... 338 346,138
Gilead Sciences, Inc.:
1.20%, 10/01/27 .................. 61 61,184
4.60%, 09/01/35 .................. 41 52,746
4.80%, 04/01/44 .................. 143 184,317
4.75%, 03/01/46 .................. 113 147,208
4,254,800
Building Products — 0.3%
Carrier Global Corp.
(b)
:
1.92%, 02/15/23 .................. 458 471,237
2.24%, 02/15/25 .................. 1,002 1,045,258
Johnson Controls International plc:
4.63%, 07/02/44
(e)
................. 50 62,509
5.13%, 09/14/45 .................. 5 6,601
Masonite International Corp., 5.38%, 02/01/28
(b)
54 57,588
Owens Corning, 3.95%, 08/15/29 ........ 41 46,444
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 53 55,120
4.75%, 01/15/28 .................. 22 22,825
1,767,582
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(a)
:
Series E, (LIBOR USD 3 Month + 3.42%),
3.65%
(f)
...................... 200 196,000
(LIBOR USD 3 Month + 1.07%), 3.44%,
02/07/28 ..................... 293 336,139
Charles Schwab Corp. (The), 3.20%, 01/25/28 166 186,817
Credit Suisse AG, 2.95%, 04/09/25 ....... 250 272,940
Credit Suisse Group AG, (SOFR + 3.73%),
4.19%, 04/01/31
(a)(b)
............... 250 288,623
Deutsche Bank AG, 4.25%, 02/04/21 ...... 155 156,646
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 30 33,728
Goldman Sachs Group, Inc. (The):
3.63%, 02/20/24 .................. 10 10,850
3.50%, 01/23/25 .................. 363 398,284
Security Par (000) Value
Capital Markets (continued)
3.50%, 04/01/25 .................. USD 1,242 $ 1,370,758
3.75%, 02/25/26 .................. 248 279,127
(LIBOR USD 3 Month + 1.17%), 1.45%,
05/15/26
(a)
.................... 162 163,575
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 875 980,813
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 .................. 200 206,098
3.88%, 11/13/29 .................. 200 205,750
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 121 140,025
2.10%, 06/15/30 .................. 83 85,241
1.85%, 09/15/32 .................. 278 276,212
Joy Treasure Assets Holdings, Inc., 3.50%,
09/24/29 ...................... 200 211,125
Moody's Corp.:
4.88%, 02/15/24 .................. 59 66,682
3.25%, 01/15/28 .................. 103 115,892
Morgan Stanley:
(LIBOR USD 3 Month + 1.40%), 1.66%,
10/24/23
(a)
.................... 157 159,522
Series F, 3.88%, 04/29/24 ........... 703 775,788
3.70%, 10/23/24 .................. 120 133,135
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 443 470,587
3.88%, 01/27/26 .................. 448 510,619
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 502 525,737
3.63%, 01/20/27 .................. 1,025 1,161,591
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 180 202,444
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 102 116,424
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 529 632,061
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 134 142,736
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 508 583,682
Nomura Holdings, Inc., 2.68%, 07/16/30 .... 262 270,459
Northern Trust Corp., 3.15%, 05/03/29 ..... 107 122,026
State Street Corp., 2.40%, 01/24/30 ...... 80 87,617
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 510 528,920
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(f)
.......................... 490 523,075
4.13%, 09/24/25 .................. 470 535,369
4.13%, 04/15/26 .................. 232 267,853
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(a)
............... 450 449,763
14,180,733
Chemicals — 0.4%
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 262 263,719
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23 200 211,760
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 135 140,436
4.55%, 11/30/25 .................. 89 103,531
5.25%, 11/15/41 .................. 6 7,384
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 604 696,207
Eastman Chemical Co., 4.50%, 12/01/28 ... 125 146,994
Ecolab, Inc., 1.30%, 01/30/31 .......... 251 245,765
LYB International Finance BV, 4.88%, 03/15/44 115 137,459
MEGlobal Canada ULC:
5.00%, 05/18/25 .................. 200 215,312
5.00%, 05/18/25
(b)
................. 200 215,313

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Chemicals (continued)
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. USD 260 $ 269,772
2.95%, 08/15/29 .................. 103 113,362
2.30%, 05/15/30 .................. 176 183,794
4.00%, 12/15/42 .................. 20 22,145
2,972,953
Commercial Services & Supplies — 0.4%
Aramark Services, Inc.:
4.75%, 06/01/26 .................. 52 52,614
5.00%, 02/01/28
(b)
................. 125 125,937
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 57 59,138
Conservation Fund A Nonprofit Corp. (The),
Series 2019, 3.47%, 12/15/29 ......... 40 43,245
Ford Foundation (The), Series 2020, 2.42%,
06/01/50 ...................... 10 10,273
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
106 105,998
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 53 53,994
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 355 377,556
4.00%, 03/18/29 .................. 239 280,484
3.00%, 05/22/30 .................. 413 451,588
Republic Services, Inc.:
2.90%, 07/01/26 .................. 131 144,858
3.38%, 11/15/27 .................. 40 45,473
3.95%, 05/15/28 .................. 381 448,853
2.30%, 03/01/30 .................. 110 116,949
1.45%, 02/15/31 .................. 63 62,131
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 55 55,659
2,434,750
Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 416 491,285
5.50%, 09/01/44 .................. 235 273,141
764,426
Construction & Engineering — 0.0%
Stoneway Capital Corp.
(g)(h)
:
10.00%, 03/01/27
(b)
................ 133 53,425
10.00%, 03/01/27 ................. 133 53,426
106,851
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 51 52,594
Consumer Finance — 0.8%
Capital One Financial Corp.:
3.50%, 06/15/23 .................. 141 150,766
3.90%, 01/29/24 .................. 165 179,599
Discover Financial Services:
4.50%, 01/30/26 .................. 149 169,999
4.10%, 02/09/27 .................. 44 48,794
Ford Motor Credit Co. LLC:
3.20%, 01/15/21 .................. 200 199,578
5.75%, 02/01/21 .................. 200 201,250
General Motors Financial Co., Inc.:
5.20%, 03/20/23 .................. 819 888,486
3.70%, 05/09/23 .................. 66 68,970
5.10%, 01/17/24 .................. 583 636,637
3.50%, 11/07/24 .................. 161 169,138
4.00%, 01/15/25 .................. 257 274,602
4.35%, 04/09/25 .................. 257 278,800
2.75%, 06/20/25 .................. 566 579,085
0.85%, 02/26/26 .................. EUR 585 648,703
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
..................... USD 250 258,516
Security Par (000) Value
Consumer Finance (continued)
Navient Corp.:
5.88%, 03/25/21 .................. USD 62 $ 62,387
6.63%, 07/26/21 .................. 74 75,110
6.50%, 06/15/22 .................. 100 102,000
7.25%, 09/25/23 .................. 58 59,885
5.88%, 10/25/24 .................. 55 54,691
6.75%, 06/25/25 .................. 57 57,712
6.75%, 06/15/26 .................. 55 54,863
Synchrony Financial:
4.38%, 03/19/24 .................. 140 151,487
4.25%, 08/15/24 .................. 11 11,953
Toyota Motor Credit Corp.:
2.15%, 02/13/30 .................. 230 242,403
3.38%, 04/01/30 .................. 123 141,785
5,767,199
Containers & Packaging — 0.1%
Ball Corp.:
5.25%, 07/01/25 .................. 22 24,902
4.88%, 03/15/26 .................. 17 18,955
International Paper Co.:
6.00%, 11/15/41 .................. 97 133,337
4.40%, 08/15/47 .................. 64 78,180
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 78 81,900
337,274
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 67 69,512
4.00%, 01/15/28 .................. 90 91,463
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 118 121,540
282,515
Diversified Consumer Services — 0.1%
American University (The), Series 2019, 3.67%,
04/01/49 ...................... 178 203,558
Claremont Mckenna College, Series 2019,
3.38%, 01/01/50 ................. 37 41,864
George Washington University (The), Series
2018, 4.13%, 09/15/48 ............. 68 83,562
President & Fellows of Harvard College, 5.63%,
10/01/38 ...................... 229 338,640
University of Southern California, 3.03%,
10/01/39 ...................... 50 54,107
Wesleyan University, 4.78%, 07/01/2116 .... 45 57,615
779,346
Diversified Financial Services — 0.4%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 204,687
Coastal Emerald Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
7.45%), 4.30%
(a)(f)
................ 200 201,875
Equitable Holdings, Inc., 3.90%, 04/20/23 ... 30 32,254
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 400 422,223
MDGH - GMTN BV, 2.88%, 11/07/29
(b)
..... 200 214,000
ORIX Corp., 2.90%, 07/18/22 .......... 155 160,447
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 300 335,433
Shell International Finance BV:
3.88%, 11/13/28 .................. 128 149,470
2.38%, 11/07/29 .................. 501 528,796
3.63%, 08/21/42 .................. 12 13,116
4.38%, 05/11/45 .................. 288 353,198
2,615,499

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Diversified Telecommunication Services — 1.6%
Altice France SA, 7.38%, 05/01/26
(b)
...... USD 516 $ 540,716
AT&T, Inc.:
0.00%, 11/27/22
(b)( i )
................ 1,000 986,135
3.80%, 02/15/27 .................. 9 10,154
4.35%, 03/01/29 .................. 40 47,084
2.75%, 06/01/31 .................. 63 66,469
2.25%, 02/01/32 .................. 6 6,001
4.50%, 05/15/35 .................. 977 1,153,491
2.60%, 05/19/38 .................. EUR 395 516,627
4.90%, 06/15/42
(e)
................. USD 82 96,914
4.80%, 06/15/44 .................. 143 170,430
3.50%, 09/15/53
(b)
................. 229 221,403
3.55%, 09/15/55
(b)
................. 894 866,440
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 226 235,040
5.50%, 05/01/26 .................. 134 139,193
5.13%, 05/01/27 .................. 288 303,039
5.88%, 05/01/27 .................. 71 74,543
5.00%, 02/01/28 .................. 305 320,250
5.38%, 06/01/29 .................. 138 149,558
4.75%, 03/01/30 .................. 159 168,341
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
................ 225 252,119
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 82 84,948
4.63%, 09/15/27
(b)
................. 22 22,605
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 871 1,029,785
4.33%, 09/21/28 .................. 441 534,712
3.88%, 02/08/29 .................. 453 535,900
1.50%, 09/18/30 .................. 181 180,394
4.50%, 08/10/33 .................. 48 60,880
4.27%, 01/15/36 .................. 756 932,521
2.88%, 01/15/38 .................. EUR 200 289,852
4.81%, 03/15/39 .................. USD 187 244,880
1.85%, 05/18/40 .................. EUR 160 201,015
4.86%, 08/21/46 .................. USD 113 154,301
10,595,740
Electric Utilities — 2.6%
Adani Transmission Ltd., 4.25%, 05/21/36 ... 199 198,204
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 310 358,285
Series H, 3.45%, 01/15/50 ........... 91 99,549
AEP Transmission Co. LLC:
3.75%, 12/01/47 .................. 40 46,861
4.25%, 09/15/48 .................. 76 96,579
3.80%, 06/15/49 .................. 155 183,210
3.15%, 09/15/49 .................. 115 123,247
Series M, 3.65%, 04/01/50 ........... 88 102,620
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23 ......... 35 38,280
4.15%, 08/15/44 .................. 30 36,643
3.75%, 03/01/45 .................. 150 173,391
Series A, 4.30%, 07/15/48 ........... 147 188,384
3.45%, 10/01/49 .................. 88 100,377
Baltimore Gas & Electric Co.:
2.80%, 08/15/22 .................. 327 339,534
3.50%, 08/15/46 .................. 86 97,543
3.75%, 08/15/47 .................. 45 52,821
4.25%, 09/15/48 .................. 105 133,146
3.20%, 09/15/49 .................. 125 134,613
Baltimore Gas and Electric Co., 2.90%,
06/15/50 ...................... 5 5,100
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 85 105,309
Security Par (000) Value
Electric Utilities (continued)
China Huaneng Group Hong Kong Treasury
Management Holding Ltd., 3.00%, 12/10/29 USD 200 $ 212,750
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 178 193,121
DTE Electric Co., Series A, 4.05%, 05/15/48 . 265 333,919
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 72 86,334
2.45%, 08/15/29 .................. 230 249,011
2.45%, 02/01/30 .................. 304 328,765
3.75%, 06/01/45 .................. 56 66,194
3.88%, 03/15/46 .................. 32 38,747
3.70%, 12/01/47 .................. 115 136,213
3.95%, 03/15/48 .................. 52 64,357
3.20%, 08/15/49 .................. 176 195,474
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 100 117,118
2.50%, 12/01/29 .................. 550 596,594
1.75%, 06/15/30 .................. 478 485,436
3.40%, 10/01/46 .................. 90 101,091
4.20%, 07/15/48 .................. 34 43,372
Duke Energy Ohio, Inc.:
3.65%, 02/01/29 .................. 425 493,460
2.13%, 06/01/30 .................. 81 85,026
Duke Energy Progress LLC:
3.70%, 09/01/28 .................. 400 464,518
3.45%, 03/15/29 .................. 123 141,992
4.10%, 03/15/43 .................. 105 128,275
4.20%, 08/15/45 .................. 62 77,227
2.50%, 08/15/50 .................. 95 92,106
Edison International, 2.40%, 09/15/22 ..... 42 42,815
Entergy Louisiana LLC:
5.40%, 11/01/24 .................. 65 76,584
4.20%, 09/01/48 .................. 201 254,720
Exelon Corp., 5.63%, 06/15/35 .......... 34 45,161
FirstEnergy Corp.:
2.05%, 03/01/25 .................. 52 52,770
Series B, 3.90%, 07/15/27 ........... 60 65,967
2.65%, 03/01/30 .................. 158 160,220
Series B, 2.25%, 09/01/30 ........... 79 77,265
Series C, 3.40%, 03/01/50 ........... 193 187,225
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 555 618,620
5.45%, 07/15/44 .................. 42 54,269
4.55%, 04/01/49 .................. 240 282,136
Florida Power & Light Co.:
3.25%, 06/01/24 .................. 2 2,169
3.70%, 12/01/47 .................. 52 63,266
3.95%, 03/01/48 .................. 338 427,562
3.15%, 10/01/49 .................. 264 299,695
ITC Holdings Corp., 2.70%, 11/15/22 ...... 10 10,430
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. 35 39,020
3.65%, 04/15/29 .................. 460 548,066
4.25%, 07/15/49 .................. 131 169,794
3.15%, 04/15/50 .................. 120 132,979
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 250 253,828
Northern States Power Co.:
2.15%, 08/15/22 .................. 370 379,346
3.40%, 08/15/42 .................. 110 125,607
4.00%, 08/15/45 .................. 59 73,937
3.60%, 05/15/46 .................. 27 32,151
2.90%, 03/01/50 .................. 88 94,234
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 110 117,070
6.63%, 01/15/27 .................. 133 140,647

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Electric Utilities (continued)
5.75%, 01/15/28 .................. USD 88 $ 94,930
5.25%, 06/15/29
(b)
................. 80 87,000
NSTAR Electric Co.:
3.20%, 05/15/27 .................. 7 7,835
3.25%, 05/15/29 .................. 35 39,954
3.95%, 04/01/30 .................. 59 71,368
Ohio Power Co.:
Series G, 6.60%, 02/15/33 ........... 140 197,457
4.00%, 06/01/49 .................. 125 153,084
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 267 314,006
5.30%, 06/01/42 .................. 21 29,726
3.80%, 09/30/47 .................. 101 122,668
3.80%, 06/01/49 .................. 11 13,385
3.10%, 09/15/49 .................. 151 165,955
5.35%, 10/01/52
(b)
................. 34 51,507
Public Service Electric & Gas Co.:
3.00%, 05/15/25 .................. 16 17,481
3.65%, 09/01/28 .................. 210 245,882
3.20%, 05/15/29 .................. 102 116,488
Public Service Electric and Gas Co., 2.05%,
08/01/50 ...................... 35 32,219
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 85 85,902
1.85%, 02/01/22 .................. 63 63,289
Series E, 3.70%, 08/01/25 ........... 380 421,218
Series 20C, 1.20%, 02/01/26 ......... 175 174,066
Series A, 4.20%, 03/01/29 ........... 57 65,242
Series C, 3.60%, 02/01/45 ........... 6 6,160
4.00%, 04/01/47 .................. 123 131,982
Tampa Electric Co.:
4.30%, 06/15/48 .................. 30 37,779
4.45%, 06/15/49 .................. 175 226,046
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 700 775,729
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 ........... 210 220,009
Series A, 3.50%, 03/15/27 ........... 205 233,703
4.00%, 01/15/43 .................. 257 314,587
Series B, 4.20%, 05/15/45 ........... 43 54,532
Series C, 4.00%, 11/15/46 ........... 17 21,033
Vistra Operations Co. LLC
(b)
:
3.55%, 07/15/24 .................. 4 4,261
5.50%, 09/01/26 .................. 108 112,725
5.63%, 02/15/27 .................. 140 147,728
5.00%, 07/31/27 .................. 140 146,720
4.30%, 07/15/29 .................. 503 549,036
17,725,041
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23 .................. 35 37,884
4.38%, 11/15/57 .................. 75 90,811
Tyco Electronics Group SA, 3.13%, 08/15/27 . 65 71,076
199,771
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 8.25%, 09/26/22
(g)(h)
.... 200 99,750
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%,
12/01/21
(b)
..................... 12 10,868
Odebrecht Offshore Drilling Finance Ltd.,
6.72%, 12/01/22
(b)
................ 18 15,849
126,467
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 62 60,608
2.50%, 09/15/50 .................. 170 158,414
Security Par (000) Value
Entertainment (continued)
NBCUniversal Media LLC, 5.95%, 04/01/41 .. USD 22 $ 32,857
Netflix, Inc.:
4.88%, 04/15/28 .................. 36 40,230
6.38%, 05/15/29 .................. 18 22,140
5.38%, 11/15/29
(b)
................. 20 23,573
4.88%, 06/15/30
(b)
................. 22 25,080
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 117 141,284
Walt Disney Co. (The):
5.40%, 10/01/43 .................. 30 41,861
3.60%, 01/13/51 .................. 329 370,752
916,799
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.:
3.38%, 05/15/24 .................. 712 770,887
3.95%, 03/15/29 .................. 143 164,634
3.80%, 08/15/29 .................. 305 349,155
ARI FCP Investments LP, (LIBOR USD 1 Month
+ 2.90%), 3.06%, 01/06/25
(a)(c)
........ 752 729,244
Boston Properties LP, 3.13%, 09/01/23 ..... 133 140,682
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 80 86,157
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 300 303,255
4.45%, 02/15/26 .................. 32 36,674
3.70%, 06/15/26 .................. 16 17,844
3.80%, 02/15/28 .................. 83 94,164
4.30%, 02/15/29 .................. 196 228,781
3.10%, 11/15/29 .................. 479 519,057
3.30%, 07/01/30 .................. 40 43,743
2.25%, 01/15/31 .................. 56 56,602
4.15%, 07/01/50 .................. 54 61,723
Digital Dutch Finco BV:
1.50%, 03/15/30 .................. EUR 315 385,572
1.00%, 01/15/32 .................. 180 208,415
Equinix , Inc.:
2.63%, 11/18/24 .................. USD 68 72,301
1.25%, 07/15/25 .................. 135 135,925
1.00%, 09/15/25 .................. 433 429,902
1.55%, 03/15/28 .................. 103 103,173
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 .................. 136 137,360
4.63%, 10/01/27 .................. 17 16,682
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 239 253,407
4.50%, 09/01/26 .................. 66 66,958
5.75%, 02/01/27 .................. 107 115,292
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 11 11,330
5.00%, 10/15/27 .................. 150 156,405
4.63%, 08/01/29 .................. 20 20,809
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 255 303,244
Realty Income Corp.:
4.13%, 10/15/26 .................. USD 112 129,598
3.00%, 01/15/27 .................. 35 38,080
3.25%, 01/15/31 .................. 90 99,598
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 92 84,817
Service Properties Trust, 4.35%, 10/01/24 ... 56 50,680
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 81 80,190
4.25%, 12/01/26 .................. 28 28,130
3.75%, 02/15/27 .................. 17 16,716
4.63%, 12/01/29 .................. 22 22,385
4.13%, 08/15/30 .................. 22 21,643
6,591,214

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. USD 83 $ 84,390
5.75%, 03/15/25 .................. 215 221,783
7.50%, 03/15/26
(b)
................. 138 151,392
4.63%, 01/15/27
(b)
................. 30 30,696
5.88%, 02/15/28
(b)
................. 102 108,885
4.88%, 02/15/30
(b)
................. 22 22,935
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 382 427,555
1,047,636
Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26
(b)
......... 200 206,813
Campbell Soup Co., 8.88%, 05/01/21 ..... 100 104,913
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 54 56,700
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 88 90,513
6.75%, 02/15/28 .................. 102 110,670
6.50%, 04/15/29 .................. 159 176,485
5.50%, 01/15/30 .................. 28 30,477
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 89 92,782
4.88%, 11/01/26 .................. 89 92,783
Mondelez International, Inc., 2.75%, 04/13/30 149 162,026
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 190 196,175
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 147 154,534
5.63%, 01/15/28 .................. 108 114,597
5.50%, 12/15/29 .................. 85 90,950
Simmons Foods, Inc., 5.75%, 11/01/24
(b)
.... 57 57,059
1,737,477
Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49 ..... 95 107,721
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 330 331,263
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43 .................. 45 56,143
4.60%, 12/15/44 .................. 46 57,185
Piedmont Natural Gas Co., Inc., 3.64%,
11/01/46 ...................... 25 28,400
580,712
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., 3.30%, 03/01/23 .. 170 178,607
Boston Scientific Corp., 4.00%, 03/01/29 ... 332 386,229
DH Europe Finance II SARL:
1.35%, 09/18/39 .................. EUR 170 196,958
1.80%, 09/18/49 .................. 100 117,908
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 165 202,260
1.75%, 07/02/49 .................. 100 122,960
Teleflex, Inc., 4.63%, 11/15/27 .......... USD 52 54,730
1,259,652
Health Care Providers & Services — 1.4%
Aetna, Inc.:
4.50%, 05/15/42 .................. 79 94,059
4.13%, 11/15/42 .................. 4 4,563
4.75%, 03/15/44 .................. 65 80,270
Anthem, Inc., 4.10%, 03/01/28 .......... 266 309,333
Centene Corp.:
5.25%, 04/01/25
(b)
................. 94 97,690
5.38%, 06/01/26
(b)
................. 194 204,428
5.38%, 08/15/26
(b)
................. 81 85,793
4.25%, 12/15/27 .................. 266 278,350
4.63%, 12/15/29 .................. 79 85,214
CHRISTUS Health, Series C, 4.34%, 07/01/28 31 36,077
Security Par (000) Value
Health Care Providers & Services (continued)
Cigna Corp.:
3.75%, 07/15/23 .................. USD 7 $ 7,586
3.25%, 04/15/25 .................. 111 122,075
3.40%, 03/01/27 .................. 113 126,715
4.38%, 10/15/28 .................. 655 779,160
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 61 67,717
CVS Health Corp.:
4.10%, 03/25/25 .................. 152 171,704
3.25%, 08/15/29 .................. 432 475,203
3.75%, 04/01/30 .................. 754 860,415
5.13%, 07/20/45 .................. 417 526,875
Encompass Health Corp.:
4.50%, 02/01/28 .................. 53 53,265
4.75%, 02/01/30 .................. 55 55,800
HCA, Inc.:
4.75%, 05/01/23 .................. 386 421,083
5.00%, 03/15/24 .................. 568 636,341
5.38%, 02/01/25 .................. 58 63,510
5.25%, 04/15/25 .................. 618 713,573
5.88%, 02/15/26 .................. 34 38,080
5.25%, 06/15/26 .................. 41 47,835
5.38%, 09/01/26 .................. 22 24,310
5.63%, 09/01/28 .................. 34 38,894
5.88%, 02/01/29 .................. 22 25,630
Humana, Inc.:
4.50%, 04/01/25 .................. 150 172,285
3.13%, 08/15/29 .................. 152 168,175
4.88%, 04/01/30 .................. 47 58,742
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 77 95,750
Molina Healthcare, Inc., 5.38%, 11/15/22
(e)
.. 76 79,420
Ochsner Clinic Foundation, 5.90%, 05/15/45 . 20 25,998
PeaceHealth Obligated Group, Series 2018,
4.79%, 11/15/48 ................. 16 20,792
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 . 56 58,275
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 62 64,480
Sutter Health, Series 2018, 3.70%, 08/15/28 . 61 68,607
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 154 154,770
4.63%, 09/01/24
(b)
................. 64 64,520
5.13%, 05/01/25 .................. 301 303,799
4.88%, 01/01/26
(b)
................. 222 226,032
6.25%, 02/01/27
(b)
................. 331 341,661
5.13%, 11/01/27
(b)
................. 34 34,925
UnitedHealth Group, Inc.:
2.95%, 10/15/27 .................. 214 238,823
5.80%, 03/15/36 .................. 46 66,620
6.50%, 06/15/37 .................. 11 17,112
2.75%, 05/15/40 .................. 626 661,456
4.20%, 01/15/47 .................. 241 305,240
9,759,030
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
:
5.00%, 10/15/25 .................. 304 311,709
3.88%, 01/15/28 .................. 17 17,320
Boyd Gaming Corp.:
6.38%, 04/01/26 .................. 74 77,048
6.00%, 08/15/26 .................. 68 70,125
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 182 176,085
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 70 72,100
5.38%, 04/15/27 .................. 109 108,455
5.25%, 07/15/29 .................. 110 105,600

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. USD 132 $ 137,782
4.75%, 01/15/28 .................. 66 66,330
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 .................. 127 130,717
4.88%, 01/15/30 .................. 22 22,660
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 .................. 96 96,960
4.88%, 04/01/27 .................. 64 65,019
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... 57 61,364
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 83 85,218
McDonald's Corp.:
2.13%, 03/01/30 .................. 130 135,271
4.88%, 12/09/45 .................. 34 44,089
4.45%, 09/01/48 .................. 213 265,232
3.63%, 09/01/49 .................. 133 149,339
MGM Resorts International:
5.75%, 06/15/25 .................. 15 15,732
4.63%, 09/01/26 .................. 9 8,955
5.50%, 04/15/27 .................. 15 15,675
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 118 118,590
Starbucks Corp.:
3.55%, 08/15/29 .................. 77 88,290
2.25%, 03/12/30 .................. 121 125,664
2.55%, 11/15/30 .................. 317 336,576
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 60 59,013
Sunny Express Enterprises Corp., 3.13%,
04/23/30 ...................... 200 210,742
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 53 53,927
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 243 229,331
5.25%, 05/15/27 .................. 121 112,530
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
100 95,250
3,668,698
Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 131 132,104
Century Communities, Inc., 6.75%, 06/01/27 . 58 61,190
Lennar Corp.:
4.75%, 04/01/21 .................. 41 41,359
4.13%, 01/15/22 .................. 49 50,164
4.50%, 04/30/24 .................. 57 60,990
4.75%, 05/30/25 .................. 11 12,005
4.75%, 11/29/27 .................. 20 22,835
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 11 11,303
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 16 18,240
5.00%, 01/15/27 .................. 13 14,706
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 11 12,100
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 131 135,971
572,967
Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27 ....... 31 34,922
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 96 98,976
133,898
Industrial Conglomerates — 0.2%
3M Co., 3.38%, 03/01/29 ............. 26 29,900
General Electric Co.:
6.15%, 08/07/37 .................. 122 146,263
5.88%, 01/14/38 .................. 451 527,379
Security Par (000) Value
Industrial Conglomerates (continued)
Honeywell International, Inc., 0.75%, 03/10/32 EUR 270 $ 318,428
Roper Technologies, Inc., 2.95%, 09/15/29 .. USD 176 193,728
1,215,698
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(f)
....... 15 20,338
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 85 85,182
Aon Corp.:
4.50%, 12/15/28 .................. 264 319,390
3.75%, 05/02/29 .................. 647 746,298
2.80%, 05/15/30 .................. 20 21,669
Aon plc, 4.25%, 12/12/42 ............. 30 34,926
Hartford Financial Services Group, Inc. (The),
4.30%, 04/15/43 ................. 35 41,108
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 160 197,674
1.98%, 03/21/30 .................. 145 192,130
2.25%, 11/15/30 .................. USD 258 269,977
MetLife, Inc., 4.72%, 12/15/44
(e)
......... 17 22,452
Principal Financial Group, Inc., 2.13%, 06/15/30 90 92,710
Travelers Cos., Inc. (The), 6.75%, 06/20/36 .. 5 7,716
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 80 92,381
Willis North America, Inc., 3.60%, 05/15/24 .. 36 39,318
2,183,269
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 . 220 241,063
Amazon.com, Inc., 3.88%, 08/22/37 ...... 343 427,044
Booking Holdings, Inc.:
4.10%, 04/13/25 .................. 466 524,353
1.80%, 03/03/27 .................. EUR 200 247,016
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. USD 188 207,347
3.80%, 02/15/28 .................. 225 227,215
3.25%, 02/15/30 .................. 175 168,614
2,042,652
IT Services — 1.0%
DXC Technology Co., 4.00%, 04/15/23 ..... 328 345,398
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 300 360,177
2.95%, 05/21/39 .................. 200 283,515
Fiserv, Inc.:
3.50%, 07/01/29 .................. USD 639 728,406
2.65%, 06/01/30 .................. 78 83,934
1.63%, 07/01/30 .................. EUR 300 375,062
Global Payments, Inc.:
4.80%, 04/01/26 .................. USD 149 173,957
4.45%, 06/01/28 .................. 85 99,858
3.20%, 08/15/29 .................. 175 190,880
International Business Machines Corp.:
3.45%, 02/19/26 .................. 100 113,573
3.30%, 05/15/26 .................. 805 906,521
3.50%, 05/15/29 .................. 207 238,579
1.95%, 05/15/30 .................. 719 741,774
2.85%, 05/15/40 .................. 365 387,233
Mastercard , Inc.:
2.95%, 06/01/29 .................. 445 502,581
3.35%, 03/26/30 .................. 355 416,259
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 162 167,786
2.65%, 10/01/26 .................. 65 70,927
Visa, Inc., 4.15%, 12/14/35 ............ 388 502,435
6,688,855

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Leisure Products — 0.1%
Hasbro, Inc.:
2.60%, 11/19/22 .................. USD 451 $ 467,228
3.90%, 11/19/29 .................. 50 52,623
519,851
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 366 402,285
2.75%, 09/15/29 .................. 65 70,461
2.10%, 06/04/30 .................. 63 64,757
Avantor, Inc., 6.00%, 10/01/24
(b)
......... 44 45,980
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 .................. 43 45,258
4.25%, 05/01/28 .................. 11 11,544
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30 .................. 165 204,124
1.88%, 10/01/49 .................. EUR 300 353,898
1,198,307
Machinery — 0.2%
CNH Industrial Capital LLC, 4.38%, 11/06/20 . USD 480 481,510
Colfax Corp., 6.00%, 02/15/24
(b)
......... 65 67,356
John Deere Cash Management SA, 2.20%,
04/02/32 ...................... EUR 100 138,432
Otis Worldwide Corp.:
2.29%, 04/05/27 .................. USD 35 37,228
2.57%, 02/15/30 .................. 201 216,021
Parker-Hannifin Corp.:
2.70%, 06/14/24 .................. 305 326,547
3.25%, 06/14/29 .................. 90 100,795
Terex Corp., 5.63%, 02/01/25
(b)
......... 128 128,320
1,496,209
Media — 1.4%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 104 106,340
4.75%, 08/01/25 .................. 84 86,830
Charter Communications Operating LLC:
4.50%, 02/01/24 .................. 30 33,265
6.38%, 10/23/35 .................. 21 28,799
6.48%, 10/23/45 .................. 1,051 1,409,657
5.38%, 05/01/47 .................. 170 201,851
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 138 132,514
Comcast Corp.:
4.15%, 10/15/28 .................. 201 242,209
2.65%, 02/01/30 .................. 271 295,286
3.40%, 04/01/30 .................. 1,229 1,418,097
4.25%, 10/15/30 .................. 137 168,242
1.95%, 01/15/31 .................. 273 280,600
4.40%, 08/15/35 .................. 16 20,303
6.40%, 05/15/38 .................. 150 227,085
4.60%, 10/15/38 .................. 157 200,669
3.75%, 04/01/40 .................. 78 91,220
4.60%, 08/15/45 .................. 38 49,020
3.40%, 07/15/46 .................. 285 317,117
3.97%, 11/01/47 .................. 172 205,607
4.00%, 11/01/49 .................. 151 183,226
2.65%, 08/15/62 .................. 216 206,485
Cox Communications, Inc.
(b)
:
3.25%, 12/15/22 .................. 110 115,949
3.15%, 08/15/24 .................. 557 599,329
3.35%, 09/15/26 .................. 22 24,469
3.50%, 08/15/27 .................. 9 10,080
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
68 48,110
Discovery Communications LLC:
1.90%, 03/19/27 .................. EUR 200 244,812
4.13%, 05/15/29 .................. USD 90 103,536
Security Par (000) Value
Media (continued)
5.20%, 09/20/47 .................. USD 128 $ 155,054
4.00%, 09/15/55
(b)
................. 316 320,836
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. 78 80,925
7.00%, 05/15/27 .................. 89 96,488
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 90 93,760
5.25%, 08/15/27
(b)
................. 81 78,975
4.75%, 01/15/28
(b)
................. 11 10,367
Lamar Media Corp.:
5.75%, 02/01/26 .................. 72 74,340
3.75%, 02/15/28
(b)
................. 13 12,935
Meredith Corp., 6.88%, 02/01/26 ........ 140 116,900
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
127 133,398
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 146 142,350
4.63%, 03/15/30 .................. 11 10,560
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 159 164,466
5.38%, 07/15/26 .................. 86 89,500
5.00%, 08/01/27 .................. 163 169,927
5.50%, 07/01/29 .................. 135 144,788
TEGNA, Inc.
(b)
:
4.63%, 03/15/28 .................. 22 21,512
5.00%, 09/15/29 .................. 25 24,687
Time Warner Cable LLC:
4.00%, 09/01/21 .................. 22 22,477
5.50%, 09/01/41 .................. 52 62,992
ViacomCBS , Inc.:
6.88%, 04/30/36 .................. 122 167,873
5.85%, 09/01/43 .................. 159 201,691
9,447,508
Metals & Mining — 0.3%
Anglo American Capital plc, 2.63%, 09/10/30
(b)
317 316,138
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22 200 203,062
FMG Resources August 2006 Pty. Ltd.
(b)
:
4.75%, 05/15/22 .................. 80 81,900
5.13%, 03/15/23 .................. 53 55,305
FMG Resources Pty. Ltd., 4.50%, 09/15/27
(b)
. 13 13,878
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 13 13,579
5.25%, 09/01/29 .................. 13 13,975
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 200 197,615
Industrias Penoles SAB de CV, 4.15%,
09/12/29
(b)
..................... 200 217,250
Minera Mexico SA de CV, 4.50%, 01/26/50
(b)
. 200 217,000
Newmont Corp.:
2.80%, 10/01/29 .................. 176 189,545
2.25%, 10/01/30 .................. 118 121,779
Nucor Corp., 3.95%, 05/01/28 .......... 56 65,269
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 135 142,415
Teck Resources Ltd., 6.13%, 10/01/35 ..... 81 96,826
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 90 92,453
2,037,989
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 120 140,276
3.25%, 03/15/50 .................. 159 178,880
Consumers Energy Co.:
4.05%, 05/15/48 .................. 45 56,539
3.75%, 02/15/50 .................. 300 368,034
3.10%, 08/15/50 .................. 85 92,772
3.50%, 08/01/51 .................. 120 140,466
976,967

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels — 2.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... USD 53 $ 57,755
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 308 337,762
3.80%, 09/21/25 .................. 219 246,851
3.41%, 02/11/26 .................. 24 26,787
3.12%, 05/04/26 .................. 136 150,144
BP Capital Markets plc, 3.81%, 02/10/24 .... 103 113,225
Buckeye Partners LP, 3.95%, 12/01/26 ..... 13 12,113
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 105 118,467
3.40%, 01/15/38 .................. 469 507,568
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 552 629,189
5.13%, 06/30/27 .................. 501 557,684
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 74 75,702
5.63%, 10/01/26 .................. 55 57,200
4.50%, 10/01/29 .................. 34 34,876
Chevron USA, Inc., 2.34%, 08/12/50 ...... 137 129,744
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 75 71,437
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 160 172,830
4.30%, 08/15/28 .................. 319 352,831
2.40%, 02/15/31 .................. 40 37,890
CrownRock LP, 5.63%, 10/15/25
(b)
....... 58 54,665
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 19 19,590
5.13%, 05/15/29 .................. 13 12,805
Diamondback Energy, Inc., 3.50%, 12/01/29 . 588 570,022
Enbridge Energy Partners LP, 7.38%, 10/15/45 36 52,709
Enbridge, Inc., 2.90%, 07/15/22 ......... 55 57,087
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 95 97,759
4.25%, 03/15/23 .................. 135 140,365
4.20%, 09/15/23 .................. 243 256,475
4.50%, 04/15/24 .................. 86 91,094
4.05%, 03/15/25 .................. 40 42,043
2.90%, 05/15/25 .................. 871 875,706
6.63%, 10/15/36 .................. 30 32,431
5.80%, 06/15/38 .................. 64 64,381
6.05%, 06/01/41 .................. 65 66,002
6.50%, 02/01/42 .................. 101 105,794
Energy Transfer Partners LP:
5.88%, 03/01/22 .................. 410 428,280
5.00%, 10/01/22 .................. 430 452,545
4.50%, 11/01/23 .................. 110 117,037
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 4 4,360
Series D, 6.88%, 03/01/33 ........... 41 54,977
4.85%, 08/15/42 .................. 120 135,988
4.45%, 02/15/43 .................. 103 111,188
4.85%, 03/15/44 .................. 54 61,418
5.10%, 02/15/45 .................. 272 316,632
EOG Resources, Inc., 4.15%, 01/15/26 .... 34 38,937
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 320 369,790
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37 .................. USD 266 330,971
6.38%, 03/01/41 .................. 43 52,671
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 102 105,060
Marathon Petroleum Corp.:
4.75%, 12/15/23 .................. 76 83,297
4.75%, 09/15/44 .................. 81 84,444
5.85%, 12/15/45 .................. 65 73,810
Matador Resources Co., 5.88%, 09/15/26 ... 24 20,063
MPLX LP:
3.38%, 03/15/23 .................. 214 225,459
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.88%, 12/01/24 .................. USD 407 $ 454,695
2.65%, 08/15/30 .................. 245 239,136
5.20%, 03/01/47 .................. 100 109,035
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 207 214,874
4.88%, 08/15/27 .................. 242 262,605
7.77%, 12/15/37 .................. 52 66,191
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 365 402,472
Petrobras Global Finance BV:
5.09%, 01/15/30 .................. 103 108,238
6.75%, 06/03/50 .................. 38 40,624
ReNew Power Synthetic, 6.67%, 03/12/24 ... 200 206,250
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(e)
................. 184 201,548
5.75%, 05/15/24 .................. 556 629,658
5.63%, 03/01/25 .................. 1,610 1,841,583
5.88%, 06/30/26 .................. 189 223,491
5.00%, 03/15/27 .................. 157 177,086
4.20%, 03/15/28 .................. 100 108,590
Sinopec Group Overseas Development 2018
Ltd., 2.15%, 05/13/25
(b)
............. 200 206,790
SM Energy Co., 10.00%, 01/15/25
(b)
...... 18 17,100
Suncor Energy, Inc.:
6.80%, 05/15/38 .................. 158 206,684
6.50%, 06/15/38 .................. 44 56,333
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 .................. 405 425,265
5.95%, 12/01/25 .................. 105 119,861
Sunoco LP:
4.88%, 01/15/23 .................. 48 48,240
5.50%, 02/15/26 .................. 39 38,951
6.00%, 04/15/27 .................. 29 29,798
Targa Resources Partners LP:
5.13%, 02/01/25 .................. 52 51,870
5.88%, 04/15/26 .................. 108 110,884
5.38%, 02/01/27 .................. 54 54,303
6.50%, 07/15/27 .................. 87 90,698
5.00%, 01/15/28 .................. 17 16,575
6.88%, 01/15/29 .................. 87 93,064
5.50%, 03/01/30
(b)
................. 22 22,023
Texas Eastern Transmission LP
(b)
:
3.50%, 01/15/28 .................. 455 491,781
4.15%, 01/15/48 .................. 46 49,125
Total Capital International SA, 3.70%, 01/15/24 102 111,905
TransCanada PipeLines Ltd., 5.85%, 03/15/36 33 43,164
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 234 302,961
4.00%, 03/15/28 .................. 246 274,684
4.60%, 03/15/48 .................. 89 101,767
3.95%, 05/15/50
(b)
................. 173 181,596
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 15 19,759
17,747,167
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
3.73%, 07/15/23
(b)
................. 184 198,100
1.75%, 09/30/25
(b)
................. 246 256,421
7.38%, 12/01/25 .................. 97 125,357
2.10%, 04/30/27
(b)
................. 98 102,907
7.75%, 11/15/29 .................. 60 89,702
2.30%, 04/30/30
(b)
................. 64 67,909
8.88%, 05/15/31 .................. 13 21,016
Suzano Austria GmbH, 3.75%, 01/15/31 .... 30 29,970
891,382

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Pharmaceuticals — 0.9%
Allergan Funding SCS, 3.45%, 03/15/22 .... USD 510 $ 519,478
AstraZeneca plc:
4.00%, 01/17/29 .................. 152 179,897
1.38%, 08/06/30 .................. 412 400,751
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 154 169,400
8.50%, 01/31/27 .................. 180 197,775
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 154 158,043
9.00%, 12/15/25 .................. 157 170,785
5.75%, 08/15/27 .................. 46 48,817
7.00%, 01/15/28 .................. 74 78,440
7.25%, 05/30/29 .................. 76 81,890
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
. 346 406,270
Bristol-Myers Squibb Co.:
5.00%, 08/15/45 .................. 142 199,690
4.55%, 02/20/48 .................. 128 173,106
Elanco Animal Health, Inc.
(e)
:
5.27%, 08/28/23 .................. 81 86,872
5.90%, 08/28/28 .................. 16 18,480
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 100 127,342
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 USD 264 313,781
Johnson & Johnson, 2.25%, 09/01/50 ..... 95 94,795
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 412 480,010
1.45%, 06/24/30 .................. 35 35,490
Pfizer, Inc.:
3.45%, 03/15/29 .................. 398 465,937
2.63%, 04/01/30 .................. 114 127,461
1.70%, 05/28/30 .................. 42 43,284
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23 .................. 9 9,540
3.20%, 09/23/26 .................. 89 98,961
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 375 466,084
2.00%, 07/09/40 .................. EUR 380 471,892
Wyeth LLC, 5.95%, 04/01/37 ........... USD 131 194,246
5,818,517
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30 .......... 138 150,346
Real Estate Management & Development — 0.4%
Celulosa Arauco y Constitucion SA, 4.25%,
04/30/29
(b)
..................... 200 213,000
Central China Real Estate Ltd.:
6.50%, 03/05/21 .................. 200 200,002
6.75%, 11/08/21 .................. 200 200,838
China Aoyuan Group Ltd., 7.95%, 02/19/23 .. 200 207,000
China Resources Land Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.14%), 3.75%
(a)(f)
............... 200 203,563
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 200 202,500
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
106 107,707
Kaisa Group Holdings Ltd., 11.95%, 10/22/22 . 200 206,500
Powerlong Real Estate Holdings Ltd., 7.13%,
11/08/22 ...................... 200 206,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23 200 204,375
Scenery Journey Ltd., 11.00%, 11/06/20 .... 200 199,125
Vanke Real Estate Hong Kong Co. Ltd., 3.15%,
05/12/25 ...................... 200 208,562
Yuzhou Group Holdings Co. Ltd.:
6.00%, 10/25/23 .................. 200 198,250
8.50%, 02/26/24 .................. 200 207,375
2,764,797
Security Par (000) Value
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
5.05%, 03/01/41 .................. USD 85 $ 114,649
4.95%, 09/15/41 .................. 25 33,503
4.40%, 03/15/42 .................. 174 218,379
CSX Corp.:
4.25%, 03/15/29 .................. 236 283,837
6.15%, 05/01/37 .................. 15 21,791
4.30%, 03/01/48 .................. 434 540,569
4.50%, 03/15/49 .................. 44 57,369
Norfolk Southern Corp.:
3.85%, 01/15/24 .................. 33 36,148
3.65%, 08/01/25 .................. 86 96,723
2.90%, 06/15/26 .................. 173 190,963
2.55%, 11/01/29 .................. 6 6,526
4.84%, 10/01/41 .................. 30 39,399
4.45%, 06/15/45 .................. 5 6,343
3.40%, 11/01/49 .................. 161 178,343
4.05%, 08/15/52 .................. 87 106,614
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 120 129,143
2.70%, 03/14/23 .................. 160 166,560
2.70%, 11/01/24 .................. 65 68,963
3.95%, 03/10/25 .................. 90 100,114
4.00%, 07/15/25 .................. 240 270,367
3.35%, 11/01/29 .................. 20 21,262
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 209,437
Ryder System, Inc.:
2.50%, 09/01/24 .................. 130 136,628
4.63%, 06/01/25 .................. 630 723,954
Union Pacific Corp.:
3.25%, 01/15/25 .................. 146 160,621
3.25%, 08/15/25 .................. 96 106,602
2.75%, 03/01/26 .................. 175 191,910
3.60%, 09/15/37 .................. 111 128,296
3.84%, 03/20/60 .................. 137 158,924
3.75%, 02/05/70 .................. 180 203,218
4,707,155
Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.:
4.35%, 04/01/47 .................. 43 56,906
2.75%, 06/01/50 .................. 187 196,526
Broadcom Corp., 3.88%, 01/15/27 ....... 1,028 1,138,926
Broadcom, Inc.:
2.25%, 11/15/23 .................. 474 492,793
3.63%, 10/15/24 .................. 13 14,175
4.70%, 04/15/25 .................. 852 968,138
4.25%, 04/15/26 .................. 91 102,523
4.11%, 09/15/28 .................. 261 294,342
4.75%, 04/15/29 .................. 72 83,884
4.15%, 11/15/30 .................. 190 213,435
Intel Corp., 4.75%, 03/25/50 ........... 222 305,721
KLA Corp.:
4.10%, 03/15/29 .................. 282 338,437
3.30%, 03/01/50 .................. 366 386,687
Lam Research Corp.:
3.75%, 03/15/26 .................. 379 434,801
1.90%, 06/15/30 .................. 97 100,647
4.88%, 03/15/49 .................. 88 124,561
2.88%, 06/15/50 .................. 132 136,460
NVIDIA Corp.:
3.20%, 09/16/26 .................. 265 298,913
2.85%, 04/01/30 .................. 404 453,897
3.50%, 04/01/50 .................. 171 200,118
NXP BV
(b)
:
4.63%, 06/01/23 .................. 300 328,094
3.15%, 05/01/27 .................. 2 2,162

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.55%, 12/01/28 .................. USD 53 $ 65,546
4.30%, 06/18/29 .................. 261 300,863
3.40%, 05/01/30 .................. 386 422,558
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 71 95,820
4.30%, 05/20/47 .................. 232 298,005
Texas Instruments, Inc., 1.75%, 05/04/30 ... 83 85,613
7,940,551
Software — 0.5%
Autodesk, Inc.:
4.38%, 06/15/25 .................. 30 34,418
3.50%, 06/15/27 .................. 468 530,927
Microsoft Corp.:
4.20%, 11/03/35 .................. 91 119,497
3.45%, 08/08/36 .................. 70 84,942
3.75%, 02/12/45 .................. 325 408,020
3.70%, 08/08/46 .................. 189 237,327
Oracle Corp.:
3.90%, 05/15/35 .................. 381 463,483
3.85%, 07/15/36 .................. 354 418,263
3.80%, 11/15/37 .................. 84 98,550
3.60%, 04/01/40 .................. 138 158,075
4.50%, 07/08/44 .................. 183 230,562
4.13%, 05/15/45 .................. 746 889,853
3,673,917
Specialty Retail — 0.2%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 656 740,677
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 387 439,158
4.55%, 04/05/49 .................. 157 201,458
1,381,293
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
3.85%, 05/04/43 .................. 367 457,526
3.45%, 02/09/45 .................. 63 73,550
3.75%, 11/13/47 .................. 134 164,617
2.55%, 08/20/60 .................. 250 248,351
Dell International LLC
(b)
:
6.02%, 06/15/26 .................. 12 14,090
4.90%, 10/01/26 .................. 314 354,953
8.10%, 07/15/36 .................. 190 249,857
Hewlett Packard Enterprise Co.:
4.40%, 10/15/22
(e)
................. 160 170,980
4.65%, 10/01/24 .................. 520 588,016
HP, Inc., 6.00%, 09/15/41 ............. 15 18,387
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 109 118,566
2,458,893
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 96 99,820
4.88%, 05/15/26 .................. 20 21,350
NIKE, Inc., 2.75%, 03/27/27 ........... 505 561,666
Under Armour, Inc., 3.25%, 06/15/26 ...... 13 12,252
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 54 56,363
751,451
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 491 527,895
Nationstar Mortgage Holdings, Inc., 9.13%,
07/15/26 ...................... 88 94,380
Quicken Loans, Inc.:
5.75%, 05/01/25 .................. 105 108,097
5.25%, 01/15/28 .................. 107 112,742
843,114
Security Par (000) Value
Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 01/31/24 .................. USD 215 $ 236,435
4.40%, 02/14/26 .................. 349 403,152
4.80%, 02/14/29 .................. 58 68,823
3.13%, 06/15/31 .................. EUR 300 401,611
5.80%, 02/14/39 .................. USD 471 602,744
BAT Capital Corp.:
3.22%, 08/15/24 .................. 272 291,017
3.22%, 09/06/26 .................. 82 88,158
4.54%, 08/15/47 .................. 136 145,639
5.28%, 04/02/50 .................. 63 74,042
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 395 457,630
Reynolds American, Inc.:
4.45%, 06/12/25 .................. USD 272 306,092
5.85%, 08/15/45 .................. 411 499,424
3,574,767
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
134 131,320
BOC Aviation Ltd., 3.00%, 09/11/29 ....... 200 203,875
H&E Equipment Services, Inc., 5.63%, 09/01/25 209 217,882
HD Supply, Inc., 5.38%, 10/15/26
(b)
....... 64 66,947
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 134 138,643
United Rentals North America, Inc.:
4.63%, 10/15/25 .................. 80 81,800
5.88%, 09/15/26 .................. 110 115,912
5.50%, 05/15/27 .................. 110 116,738
3.88%, 11/15/27 .................. 17 17,510
4.88%, 01/15/28 .................. 177 185,850
5.25%, 01/15/30 .................. 17 18,551
1,295,028
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.88%, 05/07/30 .. 205 221,783
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 240 264,151
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
..................... 200 214,375
Sprint Corp.:
7.63%, 02/15/25 .................. 176 205,920
7.63%, 03/01/26 .................. 177 213,884
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(e)
198 199,965
T-Mobile USA, Inc.
(b)
:
3.50%, 04/15/25 .................. 922 1,011,710
3.75%, 04/15/27 .................. 670 751,834
3.88%, 04/15/30 .................. 318 360,809
2.55%, 02/15/31 .................. 221 228,649
Vodafone Group plc:
4.38%, 02/19/43 .................. 232 269,728
5.25%, 05/30/48 .................. 302 390,433
4,333,241
Total Corporate Bonds — 35.1%
(Cost: $230,295,443) .............................. 240,291,167
Floating Rate Loan Interests — 0.5%
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 02/24/25
(j)
...... 269 263,828

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Building Products — 0.0%
(j)
Advanced Drainage Systems, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
2.44%, 07/31/26 .................. USD 37 $ 37,110
Jeld-Wen , Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.15%, 12/14/24 ...... 117 113,066
150,176
Construction Materials — 0.0%
Foundation Building Materials, LLC, Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.42%, 08/13/25
(j)
................. 133 130,482
Consumer Finance — 0.0%
Credito Real, SAB De CV Sofom , ER., Term
Loan A, (LIBOR USD 3 Month + 0.00%),
4.00%, 02/21/23
(c)(j)
................ 30 26,790
Diversified Financial Services — 0.0%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26
(j)
..... 271 262,058
Health Care Providers & Services — 0.1%
(j)
Acadia Healthcare Co., Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.65%, 02/16/23 .................. 301 298,125
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 2.78%, 03/06/25 .. 45 43,431
341,556
Hotels, Restaurants & Leisure — 0.1%
(j)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/02/26
(c)
................. 155 138,004
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 .. 184 163,581
301,585
Media — 0.0%
(j)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.65%, 04/15/27 ...... 180 174,277
Lamar Media Corp., Term Loan B, (LIBOR USD
1 Month + 1.50%), 1.66%, 02/05/27 ..... 19 18,859
193,136
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.90%, 11/01/26
(j)
..... 465 455,372
Pharmaceuticals — 0.1%
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.10%, 11/15/27
(j)
.................. 285 278,963
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.22%, 12/30/26
(j)
. 168 165,239
Thrifts & Mortgage Finance — 0.1%
(c)(j)
Caliber Home Loans, Term Loan, (LIBOR USD
1 Month + 3.16%), 3.16% - 3.41%, 04/24/21 397 395,069
Roundpoint Mortgage Servicing Corp., Term
Loan, (LIBOR USD 6 Month + 0.00%),
5.55%, 08/08/21 .................. 413 413,340
808,409
Total Floating Rate Loan Interests — 0.5%
(Cost: $3,465,355) ............................... 3,377,594
Security Par (000) Value
Foreign Agency Obligations — 0.3%
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47
(b)
............. USD 52 $ 32,671
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 .................. 395 434,808
6.88%, 04/29/30 .................. 78 93,288
Empresas Publicas de Medellin ESP, 4.25%,
07/18/29
(b)
...................... 200 199,720
727,816
India — 0.1%
Power Finance Corp. Ltd., 4.50%, 06/18/29 .. 200 202,000
Mexico — 0.1%
Petroleos Mexicanos :
5.50%, 01/21/21 .................. 20 20,175
(LIBOR USD 3 Month + 3.65%), 3.90%,
03/11/22
(a)
.................... 85 83,039
4.25%, 01/15/25 .................. 126 116,759
4.50%, 01/23/26 .................. 254 224,841
6.95%, 01/28/60 .................. 383 296,250
741,064
Total Foreign Agency Obligations — 0.3%
(Cost: $1,612,527) ............................... 1,703,551
Foreign Government Obligations — 5.9%
Bahrain — 0.0%
Kingdom of Bahrain, 7.38%, 05/14/30 ...... 200 219,438
Brazil — 0.1%
Federative Republic of Brazil, 3.88%, 06/12/30 299 299,000
China — 3.2%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 79,760 11,254,168
2.41%, 06/19/25 .................. 15,600 2,247,108
2.85%, 06/04/27 .................. 11,100 1,601,572
3.29%, 05/23/29 .................. 5,480 814,188
2.68%, 05/21/30 .................. 41,700 5,908,814
21,825,850
Colombia — 0.3%
Republic of Colombia:
6.25%, 11/26/25 .................. COP 440,100 125,618
3.88%, 04/25/27 .................. USD 528 570,240
4.50%, 03/15/29 .................. 570 638,578
3.13%, 04/15/31 .................. 296 302,364
7.25%, 10/18/34 .................. COP 1,230,200 350,004
5.20%, 05/15/49 .................. USD 250 302,031
2,288,835
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%, 01/30/30 .................. 393 385,017
5.88%, 01/30/60 .................. 200 188,750
573,767
Egypt — 0.1%
Arab Republic of Egypt:
5.63%, 04/16/30 .................. EUR 117 124,231
6.38%, 04/11/31
(b)
................. 132 143,978
8.88%, 05/29/50
(b)
................. USD 205 203,206
471,415

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Hungary — 0.1%
Hungary Government Bond, 5.38%, 03/25/24 . USD 414 $ 474,418
Indonesia — 0.4%
Pertamina Persero PT, 4.18%, 01/21/50 .... 200 201,650
Republic of Indonesia:
7.00%, 05/15/27 .................. IDR 3,185,000 217,898
4.10%, 04/24/28 .................. USD 670 761,287
2.85%, 02/14/30 .................. 503 528,936
7.00%, 09/15/30 .................. IDR 1,409,000 94,691
6.63%, 05/15/33 .................. 1,064,000 67,394
7.50%, 06/15/35 .................. 3,069,000 207,410
8.38%, 04/15/39 .................. 3,938,000 281,456
7.38%, 05/15/48 .................. 2,508,000 165,441
2,526,163
Italy — 0.3%
Republic of Italy, 1.80%, 03/01/41
(b)
........ EUR 1,643 2,017,717
Mexico — 0.3%
United Mexican States:
4.15%, 03/28/27 .................. USD 1,133 1,259,330
3.25%, 04/16/30 .................. 280 287,280
4.50%, 01/31/50 .................. 530 557,825
2,104,435
Panama — 0.2%
Republic of Panama:
3.88%, 03/17/28 .................. 1,026 1,163,548
3.16%, 01/23/30 .................. 207 224,854
1,388,402
Peru — 0.1%
Republic of Peru:
4.13%, 08/25/27 .................. 648 755,123
2.78%, 01/23/31 .................. 113 122,266
877,389
Philippines — 0.2%
Republic of Philippines, 3.00%, 02/01/28 .... 1,210 1,331,532
Qatar — 0.0%
State of Qatar, 3.75%, 04/16/30 .......... 220 254,788
Romania — 0.0%
Romania Government Bond, 3.00%, 02/14/31
(b)
140 143,675
Russia — 0.2%
Russian Federation:
8.15%, 02/03/27 .................. RUB 20,185 292,718
6.00%, 10/06/27 .................. 11,275 145,898
4.38%, 03/21/29 .................. USD 200 229,800
6.90%, 05/23/29 .................. RUB 23,324 316,283
8.50%, 09/17/31 .................. 22,857 345,730
1,330,429
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 3.25%, 10/22/30 ... USD 292 316,820
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
7.55%, 03/28/30 .................. 200 135,000
Ukraine — 0.1%
Ukraine Government Bond:
6.75%, 06/20/26 .................. EUR 100 113,911
9.75%, 11/01/28 .................. USD 391 422,035
7.38%, 09/25/32 .................. 400 375,750
911,696
Security Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. USD 524 $ 605,178
5.10%, 06/18/50 .................. 120 160,913
766,091
Total Foreign Government Obligations — 5.9%
(Cost: $39,709,677) ............................... 40,256,860
Shares
Investment Companies — 9.3%
BlackRock Allocation Target Shares- BATS
Series A
*
....................... 6,448,795 63,907,556
Total Investment Companies — 9.3%
(Cost: $64,250,000) ............................... 63,907,556
Par (000)
Municipal Bonds — 2.6%
Arizona - 0.0%
Arizona Health Facilities Authority (Banner
Health), Series 2007B, RB, VRDN,
1.01%, 10/01/20
(k)
................. 35 32,064
California - 0.7%
Bay Area Toll Authority:
Series 2019F-1, RB, 2.43%, 04/01/26 .... 115 123,878
Series 2010S-1, RB, 6.92%, 04/01/40 .... 90 138,478
Series 2010S-1, RB, 7.04%, 04/01/50 .... 330 593,502
California State Public Works Board (Various
Capital Projects), Series 2009G, Sub-Series
G-2, RB, 8.36%, 10/01/34 ............ 35 57,927
California State University, Series 2020B, RB,
2.98%, 11/01/51 .................. 305 318,670
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 .................. 50 82,140
Contra Costa Community College District,
Series 2010B, GO, 6.50%, 08/01/34 ..... 10 14,745
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 110 187,255
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 375 554,959
Sacramento County Sanitation Districts
Financing Authority, Series 2007B, RB,
VRDN, 0.70%, 12/01/20
(k)
............ 330 284,962
San Jose Redevelopment Agency Successor
Agency, Series 2017A-T, 3.18%, 08/01/26 . 85 94,837
State of California:
Series 2009, GO, 7.50%, 04/01/34 ...... 25 41,436
Series 2018, GO, 4.60%, 04/01/38 ...... 815 967,576
Series 2009, GO, 7.55%, 04/01/39 ...... 85 148,005
Series 2009, GO, 7.30%, 10/01/39 ...... 85 139,572
Series 2009, GO, 7.35%, 11/01/39 ...... 340 568,269
University of California:
Series 2009R, RB, 5.77%, 05/15/43 ..... 125 182,060
Series 2012AD, RB, 4.86%, 05/15/2112 .. 20 28,414
4,526,685
Colorado - 0.2%
Colorado Health Facilities Authority, Series
2019A-2, RB, 5.00%, 08/01/44 ......... 120 145,145
State of Colorado, Series 2018N, COP,
5.00%, 03/15/38 .................. 1,030 1,266,354
1,411,499

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac University),
Series 2015L, RB, 5.00%, 07/01/45 ..... USD 90 $ 101,270
State of Connecticut, Series 2017A, GO,
3.31%, 01/15/26 .................. 30 33,518
134,788
Florida - 0.1%
County of Broward Airport System, Series
2019C, RB, 2.91%, 10/01/32 .......... 60 60,819
County of Miami-Dade:
Series 2017D, RB, 3.35%, 10/01/29 ..... 20 21,146
Series 2019E, RB, 2.53%, 10/01/30 ..... 235 234,474
Series 2017D, RB, 3.45%, 10/01/30 ..... 35 37,034
Series 2018C, RB, 4.06%, 10/01/31 ..... 55 60,816
Series 2015A, RB, 5.00%, 10/01/38 ..... 10 11,309
Sumter Landing Community Development
District, Series 2016, RB, 4.17%, 10/01/47 . 100 111,200
536,798
Georgia - 0.0%
Municipal Electric Authority of Georgia (Plant
Vogtle Units 3&4 Units Project):
Series 2010A, RB, 6.64%, 04/01/57 ..... 40 59,683
Series 2010A, RB, 6.66%, 04/01/57 ..... 44 66,720
126,403
Hawaii - 0.0%
State of Hawaii, Series 2020FZ, GO,
1.70%, 08/01/32 .................. 15 14,923
Idaho - 0.0%
Idaho Health Facilities Authority, Series 2017A,
RB, 5.00%, 12/01/47 ............... 50 59,620
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 580 582,303
Indiana - 0.1%
Indiana Finance Authority, Series 2016A, RB,
5.00%, 10/01/46 .................. 420 497,469
Indiana Housing & Community Development
Authority, Series 2018A, RB,
3.80%, 07/01/38 .................. 20 21,772
519,241
Massachusetts - 0.1%
Commonwealth of Massachusetts:
Series 2009E, GO, 5.46%, 12/01/39 ..... 15 21,286
Series 2019H, GO, 2.90%, 09/01/49 ..... 10 11,006
Massachusetts Development Finance Agency:
Series 2017L, RB, 5.00%, 07/01/44 ..... 100 115,636
Series 2016Q, RB, 5.00%, 07/01/47 ..... 50 58,171
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39 ..... 25 26,455
Series 2014B, RB, 4.60%, 12/01/44 ..... 40 43,277
Series 2015A, RB, 4.50%, 12/01/48 ..... 40 42,844
Massachusetts School Building Authority:
Series 2019B, RB, 2.87%, 10/15/31 ..... 210 226,850
Series 2019B, RB, 2.97%, 10/15/32 ..... 170 183,991
729,516
Michigan - 0.0%
Michigan Finance Authority:
Series 2016, RB, 5.00%, 11/15/28 ...... 50 61,487
Series 2016, RB, 5.00%, 11/15/41 ...... 30 35,269
Security Par (000) Value
Michigan (continued)
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33 ..... USD 30 $ 32,905
Series 2018A, RB, 4.00%, 10/01/43 ..... 30 32,996
Series 2018A, RB, 4.05%, 10/01/48 ..... 20 21,959
Royal Oak Hospital Finance Authority (William
Beaumont Hospital Obligated Group), Series
2014D, RB, 5.00%, 09/01/39 .......... 40 44,776
229,392
Minnesota - 0.0%
State of Minnesota, Series 2018A, GO,
5.00%, 08/01/36 .................. 170 217,195
Mississippi - 0.0%
State of Mississippi:
Series 2020A, GO, 1.63%, 11/01/31 ..... 5 5,116
Series 2020A, GO, 1.73%, 11/01/32 ..... 15 15,370
20,486
New Jersey - 0.0%
New Jersey Transportation Trust Fund Authority,
Series 2010C, RB, 5.75%, 12/15/28 ..... 70 79,700
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 125 210,633
Rutgers The State University of New Jersey,
Series 2019R, RB, 3.27%, 05/01/43 ..... 175 188,816
479,149
New York - 0.8%
City of New York:
Series 2019A, Sub-Series A-3, GO,
2.90%, 08/01/32 ................ 95 102,469
Series 2018F, Sub-Series F-1, GO,
5.00%, 04/01/43 ................ 375 447,150
Metropolitan Transportation Authority, Series
2010A, RB, 6.67%, 11/15/39 .......... 55 69,879
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38 .. 40 42,450
Series 2018C-1-B, RB, 3.85%, 11/01/43 .. 110 117,901
New York City Transitional Finance Authority
Future Tax Secured:
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 ................ 70 78,237
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 ................ 160 177,206
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 ................ 255 283,687
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ................ 210 240,133
New York City Water & Sewer System:
Series 2010AA, RB, 5.75%, 06/15/41 .... 10 15,428
Series 2010EE, RB, 6.01%, 06/15/42 .... 25 39,657
Series 2020AA, RB, 5.38%, 06/15/43
(l)
... 135 136,415
Series 2020AA, RB, 5.38%, 06/15/43 .... 65 65,666
Series 2011AA, RB, 5.44%, 06/15/43 .... 120 185,485
Series 2011EE, RB, 5.50%, 06/15/43
(l)
... 240 242,604
Series 2011CC, RB, 5.88%, 06/15/44 .... 40 64,169
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40 ..... 60 84,078
Series 2020A, RB, 2.99%, 07/01/40 ..... 25 26,049
Series 2020F, RB, 3.19%, 02/15/43 ..... 75 81,333
New York State Urban Development Corp.:
Series 2019B, RB, 3.35%, 03/15/26 ..... 395 443,020
Series 2019B, RB, 2.35%, 03/15/27 ..... 145 153,820
Series 2017D-2, RB, 3.32%, 03/15/29 .... 140 156,603

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
New York (continued)
New York Transportation Development
Corp. (LaGuardia Airport Terminal B
Redevelopment Project):
Series 2016A, RB, 5.00%, 07/01/46 ..... USD 30 $ 32,067
Series 2016A, RB, 5.25%, 01/01/50 ..... 340 366,343
Port Authority of New York & New Jersey:
Series 2010-165, RB, 5.65%, 11/01/40 ... 95 135,609
Series 2014-181, RB, 4.96%, 08/01/46 ... 195 262,607
Series 2012-174, RB, 4.46%, 10/01/62 ... 95 121,711
State of New York, Series 2019B, GO,
2.80%, 02/15/32 .................. 205 223,216
4,394,992
Ohio - 0.1%
American Municipal Power, Inc.:
Series 2010B, RB, 7.83%, 02/15/41 ..... 50 83,335
Series 2010B, RB, 8.08%, 02/15/50 ..... 100 182,857
JobsOhio Beverage System, Series 2013B, RB,
3.99%, 01/01/29 .................. 340 390,065
656,257
Oregon - 0.1%
Oregon School Boards Association:
Series 2005A, GO, 4.76%, 06/30/28 ..... 145 167,039
Series 2002B, GO, 5.55%, 06/30/28 ..... 115 140,999
Series 2003B, GO, 5.68%, 06/30/28 ..... 210 262,813
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 .................. 155 196,168
767,019
Pennsylvania - 0.0%
Commonwealth Financing Authority:
Series 2018A, RB, 3.86%, 06/01/38 ..... 40 46,359
Series 2016A, RB, 4.14%, 06/01/38 ..... 20 23,783
Pennsylvania Turnpike Commission, Series
2018B, RB, 5.00%, 12/01/48 .......... 90 107,491
177,633
South Carolina - 0.1%
Lexington County Health Services District, Inc.,
Series 2016, RB, 5.00%, 11/01/41 ...... 30 34,633
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23 ..... 217 228,006
Series 2012E, RB, 3.72%, 12/01/23 ..... 65 70,965
Series 2010C, RB, 6.45%, 01/01/50 ..... 116 185,965
519,569
Tennessee - 0.0%
Tennessee Housing Development Agency:
Series 2018-3, RB, 3.85%, 07/01/43 ..... 20 21,589
Series 2018-3, RB, 3.95%, 01/01/49 ..... 10 10,785
32,374
Texas - 0.2%
City of San Antonio Electric & Gas Systems:
Series 2010A, RB, 5.72%, 02/01/41 ..... 120 174,831
Series 2010A, RB, 5.81%, 02/01/41 ..... 160 241,558
Dallas/Fort Worth International Airport, Series
2019A-2, RB, 3.14%, 11/01/45 ......... 45 47,069
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 405 602,944
Texas A&M University, Series 2017B, RB,
2.84%, 05/15/27 .................. 75 83,868
Security Par (000) Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp.
I, Series 2008D, RB, 6.25%, 12/15/26 .... USD 30 $ 35,744
1,186,014
Virginia - 0.0%
Virginia College Building Authority, Series
2020B, RB, 1.97%, 02/01/32 .......... 140 142,047
Washington - 0.0%
Central Puget Sound Regional Transit Authority,
Series 2015S-1, RB, 5.00%, 11/01/50 .... 60 71,450
Grant County Public Utility District No. 2 (The
Priest Rapids Project), Series 2015M, RB,
4.58%, 01/01/40 .................. 15 19,392
90,842
West Virginia - 0.0%
Tobacco Settlement Finance Authority, Series
2007A, RB, 7.47%, 06/01/47 .......... 85 90,396
rr
Total Municipal Bonds — 2.6%
(Cost: $16,097,297) ............................... 17,677,205
Non-Agency Mortgage-Backed Securities — 2.5%
Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 0.50%,
06/25/35
(d)
.................... 127 99,195
Series 2005-72, Class A3, 0.75%, 01/25/36
(d)
65 59,878
Series 2005-76, Class 2A1, 2.02%,
02/25/36
(d)
.................... 23 20,597
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 57 42,031
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 10 7,409
Series 2006-OA14, Class 1A1, 2.75%,
11/25/46
(d)
.................... 80 65,740
Series 2006-OA16, Class A4C, 0.49%,
10/25/46
(d)
.................... 143 102,495
Series 2006-OA8, Class 1A1, 0.34%,
07/25/46
(d)
.................... 12 10,160
Series 2006-OC10, Class 2A3, 0.38%,
11/25/36
(d)
.................... 55 49,642
Series 2006-OC7, Class 2A3, 0.40%,
07/25/46
(d)
.................... 79 69,843
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 12 7,527
Series 2007-OA3, Class 1A1, 0.29%,
04/25/47
(d)
.................... 21 18,929
American Home Mortgage Assets Trust
(d)
:
Series 2006-3, Class 2A11, 1.96%, 10/25/46 60 47,993
Series 2006-4, Class 1A12, 0.36%, 10/25/46 69 45,609
Series 2006-5, Class A1, 1.94%, 11/25/46 . 120 51,571
Series 2007-1, Class A1, 1.72%, 02/25/47 . 62 33,803
APS Resecuritization Trust
(b)(d)
:
Series 2016-1, Class 1MZ, 4.14%, 07/31/57 255 89,534
Series 2016-3, Class 3A, 3.00%, 09/27/46 . 163 162,522
Series 2016-3, Class 4A, 2.75%, 04/27/47 . 28 27,796
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(b)(d)
..... 80 76,881
Bear Stearns Mortgage Funding Trust
(d)
:
Series 2006-SL1, Class A1, 0.43%, 08/25/36 42 41,084
Series 2007-AR2, Class A1, 0.32%,
03/25/37 ..................... 112 99,866
Series 2007-AR3, Class 1A1, 0.29%,
03/25/37 ..................... 14 12,149

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR4, Class 1A1, 0.35%,
09/25/47 ..................... USD 50 $ 46,265
Series 2007-AR4, Class 2A1, 0.36%,
06/25/37 ..................... 17 15,392
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 816 550,614
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.98%,
04/25/46
(d)
.................... 147 62,790
Series 2006-OA5, Class 3A1, 0.35%,
04/25/46
(d)
.................... 23 20,528
Series 2007-15, Class 2A2, 6.50%, 09/25/37 208 127,513
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37 57 50,718
Series 2008-2, Class 1A1, 6.50%, 06/25/38 85 74,665
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 281 152,398
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
1.50%, 11/25/35
(d)
................. 44 8,752
CSMC Trust
(b)(d)
:
Series 2009-5R, Class 4A4, 3.03%,
06/25/36 ..................... 63 53,483
Series 2014-11R, Class 16A1, 3.23%,
09/27/47 ..................... 25 25,867
Series 2019-JR1, Class A1, 4.10%, 09/27/66 1,175 1,179,458
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, 0.32%,
08/25/47
(d)
...................... 133 91,726
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(d)
...................... 10 10,243
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, 3.02%, 03/25/36
(d)
.. 24 22,908
GSMPS Mortgage Loan Trust
(b)(d)
:
Series 2005-RP1, Class 1AF, 0.50%,
01/25/35 ..................... 44 38,823
Series 2005-RP2, Class 1AF, 0.50%,
03/25/35 ..................... 52 46,349
Series 2006-RP1, Class 1AF1, 0.50%,
01/25/36 ..................... 40 32,110
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 9 9,648
HarborView Mortgage Loan Trust, Series 2007-
4, Class 2A2, 0.41%, 07/19/47
(d)
........ 146 125,135
IndyMac INDX Mortgage Loan Trust
(d)
:
Series 2007-AR19, Class 3A1, 3.18%,
09/25/37 ..................... 79 54,159
Series 2007-FLX5, Class 2A2, 0.39%,
08/25/37 ..................... 136 114,726
Lehman XS Trust, Series 2007-20N, Class A1,
1.30%, 12/25/37
(d)
................. 27 25,223
LSTAR Securities Investment Trust, Series
2019-1, Class A1, 1.86%, 03/01/24
(b)(d)
... 119 117,959
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 0.61%, 08/25/37
(b)(d)
......... 23 12,821
MCM Trust
(b)
:
Series 2018-NPL1, Class A, 4.00%,
05/28/58 ..................... 31 30,715
Series 2018-NPL2, Class A, 4.00%,
10/25/28
(c)(e)
................... 270 270,398
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ..................... 523 164,472
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, 0.36%,
04/25/37
(d)
...................... 185 165,954
Security Par (000) Value
Collateralized Mortgage Obligations (continued)
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, 0.50%, 04/16/36
(b)(d)
USD 363 $ 319,984
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(b)(d)
.. 78 83,646
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, 0.57%,
06/25/37
(d)
...................... 14 11,733
RALI Trust, Series 2007-QH9, Class A1, 2.11%,
11/25/37
(d)
...................... 32 28,622
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, 0.55%, 09/25/35
(b)(d)
...... 5 4,411
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 1.53%, 05/25/57
(d)
.... 19 8,977
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.57%,
04/25/36
(d)
...................... 62 49,290
Structured Asset Mortgage Investments II
Trust
(d)
:
Series 2006-AR4, Class 3A1, 0.34%,
06/25/36 ..................... 73 65,541
Series 2006-AR5, Class 2A1, 0.36%,
05/25/46 ..................... 53 45,737
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 75 75,641
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(e)
.................... 38 35,302
5,672,950
Commercial Mortgage-Backed Securities — 1.5%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(b)(d)
.......... 200 190,273
280 Park Avenue Mortgage Trust
(b)(d)
:
Series 2017-280P, Class D, 1.69%, 09/15/34 100 97,741
Series 2017-280P, Class E, 2.27%, 09/15/34 150 144,356
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(b)(d)
.............. 100 99,325
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, 2.25%, 04/15/35
(b)(d)
.......... 19 17,295
BAMLL Commercial Mortgage Securities Trust
(b)
(d)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 300 300,915
Series 2016-ISQ, Class E, 3.73%, 08/14/34 200 192,377
Series 2017-SCH, Class CL, 1.65%,
11/15/32 ..................... 100 85,491
Series 2017-SCH, Class DL, 2.15%,
11/15/32 ..................... 100 81,777
Series 2018-DSNY, Class D, 1.85%,
09/15/34 ..................... 650 600,625
Bayview Commercial Asset Trust
(b)(d)
:
Series 2005-4A, Class A1, 0.45%, 01/25/36 42 38,892
Series 2005-4A, Class M1, 0.60%, 01/25/36 30 28,610
Series 2006-1A, Class A2, 0.51%, 04/25/36 10 9,217
Series 2006-3A, Class A1, 0.40%, 10/25/36 17 15,805
Series 2006-3A, Class A2, 0.45%, 10/25/36 14 13,196
Series 2007-2A, Class A1, 0.42%, 07/25/37 28 26,259
Series 2007-4A, Class A1, 0.60%, 09/25/37 144 133,100
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, 0.87%, 03/15/37
(b)(d)
.......... 35 33,608
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 99 104,411
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(d)
...................... 29 28,459
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(b)(d)
....... 148 152,941

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BHMS, Series 2018-ATLS, Class A, 1.40%,
07/15/35
(b)(d)
..................... USD 140 $ 134,247
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 150 161,432
Series 2013-1515, Class C, 3.45%, 03/10/33 105 107,112
BX Commercial Mortgage Trust, Series 2018-
IND, Class H, 3.15%, 11/15/35
(b)(d)
...... 371 361,774
BXP Trust
(b)(d)
:
Series 2017-CC, Class D, 3.67%, 08/13/37 60 59,727
Series 2017-CC, Class E, 3.67%, 08/13/37 110 102,247
Series 2017-GM, Class D, 3.54%, 06/13/39 200 209,151
Series 2017-GM, Class E, 3.54%, 06/13/39 50 50,018
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, 1.90%, 12/15/37
(b)(d)
.. 100 99,753
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 18 18,726
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 30 34,001
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,210
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(b)(d)
..................... 126 129,924
CGDBB Commercial Mortgage Trust
(b)(d)
:
Series 2017-BIOC, Class D, 1.75%,
07/15/32 ..................... 100 100,368
Series 2017-BIOC, Class E, 2.30%,
07/15/32 ..................... 247 244,223
Citigroup Commercial Mortgage Trust
(d)
:
Series 2016-GC37, Class C, 5.08%,
04/10/49 ..................... 20 19,399
Series 2016-P3, Class C, 5.05%, 04/15/49 . 10 9,752
Commercial Mortgage Trust:
Series 2014-CR14, Class A4, 4.24%,
02/10/47
(d)
.................... 30 32,567
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 50 54,903
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 50 54,436
Series 2014-UBS4, Class C, 4.80%,
08/10/47
(d)
.................... 16 15,876
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 100 111,872
Series 2015-LC21, Class C, 4.48%,
07/10/48
(d)
.................... 150 145,929
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)(d)
................... 100 97,394
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 50 55,096
CSMC Trust
(b)
:
Series 2017-PFHP, Class A, 1.10%,
12/15/30
(d)
.................... 60 58,362
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 99,570
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(b)(d)
.......... 100 76,167
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 140 150,107
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(d)
.................... 210 212,736
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(d)
.................... 80 79,411
Eleven Madison Trust Mortgage Trust, Series
2015-11MD, Class A, 3.67%, 09/10/35
(b)(d)
. 100 109,017
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, 1.65%, 04/15/36
(b)(d)
......... 160 157,019
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GPMT Ltd., Series 2018-FL1, Class A, 1.06%,
11/21/35
(b)(d)
..................... USD 14 $ 13,542
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.71%, 06/10/28
(b)(d)
.......... 330 327,805
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 100 116,088
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-500K, Class D, 1.55%,
07/15/32
(d)
.................... 10 9,926
Series 2017-500K, Class E, 1.75%,
07/15/32
(d)
.................... 20 19,798
Series 2017-500K, Class F, 2.15%,
07/15/32
(d)
.................... 110 108,621
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 100 98,232
GS Mortgage Securities Trust, Series 2017-
GS7, Class D, 3.00%, 08/10/50
(b)
....... 20 16,118
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 110 106,076
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 100 106,308
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(d)
.................... 100 93,458
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 50 54,775
Series 2015-C33, Class D1, 4.27%,
12/15/48
(b)(d)
................... 100 78,466
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.78%,
03/15/50
(b)(d)
................... 100 73,850
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 10,780
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, 1.45%,
06/15/45
(b)(d)
................... 93 93,153
Series 2014-C20, Class A5, 3.80%, 07/15/47 70 76,392
Series 2015-JP1, Class D, 4.37%,
01/15/49
(d)
.................... 50 40,535
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
0.40%, 03/25/37
(b)(d)
................ 27 25,474
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.35%, 04/20/48
(b)(d)
... 68 68,442
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 140 152,314
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 26 18,508
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(d)
.................... 62 61,746
Series 2015-MS1, Class D, 4.17%,
05/15/48
(b)(d)
................... 100 82,544
Series 2017-CLS, Class F, 2.75%, 11/15/34
(b)
(d)
.......................... 211 205,349
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
140 102,006
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, 2.51%,
06/15/35
(b)(d)
..................... 85 80,237
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(b)(d)
....... 190 163,549
PFP Ltd.
(b)(d)
:
Series 2019-5, Class A, 1.12%, 04/14/36 .. 49 48,466
Series 2019-5, Class AS, 1.57%, 04/14/36 . 40 39,335
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)
... 100 96,630

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
USDC, Series 2018, Class E, 4.64%, 05/13/38
(b)
(d)
............................ USD 50 $ 41,468
Velocity Commercial Capital Loan Trust
(d)
:
Series 2016-2, Class M4, 7.23%, 10/25/46 . 100 100,890
Series 2017-2, Class M3, 4.24%, 11/25/47
(b)
132 122,514
Series 2017-2, Class M4, 5.00%, 11/25/47
(b)
67 56,784
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48 20 19,081
Series 2015-C31, Class A4, 3.70%, 11/15/48 50 55,923
Series 2015-NXS2, Class A5, 3.77%,
07/15/58
(d)
.................... 110 122,299
Series 2015-NXS4, Class A4, 3.72%,
12/15/48 ..................... 20 22,407
Series 2015-P2, Class A4, 3.81%, 12/15/48 70 78,643
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
78 60,417
Series 2017-C39, Class D, 4.50%,
09/15/50
(b)(d)
................... 83 66,212
Series 2017-C41, Class D, 2.60%,
11/15/50
(b)(d)
................... 60 42,256
Series 2017-HSDB, Class A, 1.00%,
12/13/31
(b)(d)
................... 151 144,997
Series 2018-C44, Class A5, 4.21%, 05/15/51 770 904,969
WFRBS Commercial Mortgage Trust, Series
2014-C21, Class A5, 3.68%, 08/15/47 .... 60 65,618
10,251,200
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(b)(d)
...... 140 33,151
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(d)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
...................... 15,000 409,800
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 37,156
BBCMS Trust, Series 2015-SRCH, Class XA,
1.12%, 08/10/35
(b)
................. 1,028 51,887
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 3,475 80,611
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.83%, 01/15/52 4,984 218,175
Series 2019-B9, Class XA, 1.21%, 03/15/52 1,045 74,955
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.89%, 05/10/58 .... 170 6,400
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 1,916 7,779
Series 2015-CR25, Class XA, 0.99%,
08/10/48 ..................... 195 6,617
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.22%, 11/15/50 ... 1,430 21,335
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ..................... 1,142 31,083
Series 2014-C23, Class XA, 0.78%,
09/15/47 ..................... 1,184 24,311
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 68,347
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 900 33,480
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
:
Series 2014-C19, Class XF, 1.35%, 12/15/47 130 5,717
Security Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.49%,
10/15/48 ..................... USD 120 $ 7,402
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.76%,
03/15/49
(b)
.................... 1,000 78,050
Series 2017-H1, Class XD, 2.36%,
06/15/50
(b)
.................... 110 13,007
Series 2019-L2, Class XA, 1.19%, 03/15/52 384 27,767
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,880 3,741
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 376 4
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
...................... 1,000 61,590
1,269,214
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)( i )
..... 115 12,628
Total Non-Agency Mortgage-Backed Securities — 2.5%
(Cost: $17,490,560) ............................... 17,239,143
Beneficial Interest
(000)
Other Interests — 0.0%
(m)
Capital Markets — 0.0%
(c)(g)(h)
Lehman Brothers Holdings Capital Trust VII .. 185 —
Lehman Brothers Holdings, Inc. .......... 1,025 —
Total Other Interests — 0.0% .......................... —
Pa r (000)
Capital Trusts — 0.2%
Capital Markets — 0.1%
(f)(j)
Bank of New York Mellon Corp. (The), Series F,
4.62% ......................... 310 321,237
State Street Corp.:
Series F, 3.85% ................... 205 203,832
Series H, 5.63% .................. 335 344,782
869,851
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(f)
.... 620 626,200
Total Capital Trusts — 0.2%
(Cost: $1,472,872) ............................... 1,496,051
U.S. Government Sponsored Agency Securities — 42.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes Variable
Rate Notes, Series 2017-DNA3, Class
B1, (LIBOR USD 1 Month + 4.45%),
4.60%, 03/25/30
(a)
................. 250 243,115
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KL4F, Class
A2AS, 3.68%, 10/25/25
(d)
............ 71 77,860
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(d)
:
Series 2018-K732, Class B,
4.19%, 05/25/25
(b)
............... 80 88,558

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-SB52, Class A10F,
3.48%, 06/25/28 ................ USD 73 $ 78,142
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 45 49,684
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 31 31,886
Series 2016-158, Class VA, 2.00%, 03/16/35 82 83,790
409,920
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes:
Series 2013-63, 0.83%, 09/16/51
(d)
...... 399 9,519
Series 2013-191, 0.72%, 11/16/53
(d)
..... 93 2,423
Series 2015-48, 0.66%, 02/16/50
(d)
...... 165 5,577
Series 2015-173, 0.79%, 09/16/55
(d)
..... 175 8,469
Series 2016-26, 0.90%, 02/16/58
(d)
...... 508 26,206
Series 2016-67, 1.00%, 07/16/57
(d)
...... 81 4,562
Series 2016-110, 0.98%, 05/16/58
(d)
..... 167 10,086
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(a)
......... 220 16,382
Series 2016-125, 0.95%, 12/16/57
(d)
..... 226 13,407
Series 2016-128, 0.90%, 09/16/56
(d)
..... 126 7,794
Series 2016-152, 0.84%, 08/15/58
(d)
..... 438 25,809
Series 2016-162, 0.91%, 09/16/58
(d)
..... 99 6,300
136,534
Mortgage-Backed Securities — 42.8%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 496 526,360
3.00%, 09/01/27 - 12/01/46 ........... 2,607 2,818,732
3.50%, 09/01/30 - 01/01/48 ........... 3,660 4,025,340
4.00%, 08/01/40 - 02/01/47 ........... 891 987,575
4.50%, 02/01/39 - 04/01/49 ........... 5,298 5,906,187
5.00%, 10/01/41 - 11/01/41 ........... 130 148,897
5.50%, 02/01/35 - 06/01/41 ........... 160 185,975
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 19 20,566
6.00%, 07/01/39 .................. 131 151,498
Government National Mortgage Association:
2.00%, 10/15/50
(n)
................. 337 350,111
2.50%, 10/15/50 - 11/15/50
(n)
.......... 7,199 7,553,930
3.00%, 02/15/45 - 09/20/50 ........... 14,174 14,971,677
3.00%, 10/15/50 - 11/15/50
(n)
.......... 5,835 6,108,924
3.50%, 01/15/42 - 11/20/46 ........... 10,387 11,123,371
3.50%, 10/15/50 - 11/15/50
(n)
.......... 4,852 5,109,380
4.00%, 04/20/39 - 12/20/47 ........... 1,559 1,682,655
4.00%, 10/15/50
(n)
................. 4,774 5,071,750
4.50%, 12/20/39 - 04/20/50 ........... 2,749 2,967,514
5.00%, 12/15/38 - 07/20/44 ........... 130 147,739
5.00%, 10/15/50
(n)
................. 1,436 1,563,165
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 ........... 478 499,621
2.00%, 10/25/35 - 10/25/50
(n)
.......... 29,055 30,058,906
2.50%, 09/01/27 - 10/01/50 ........... 4,631 4,936,853
2.50%, 10/25/35 - 10/25/50
(n)
.......... 26,301 27,578,480
3.00%, 04/01/28 - 09/01/50 ........... 29,630 31,659,224
3.00%, 10/25/35 - 11/25/50
(n)
.......... 21,278 22,295,718
3.50%, 03/01/29 - 08/01/50 ........... 13,689 15,027,807
3.50%, 10/25/35 - 10/25/50
(n)
.......... 1,715 1,810,341
4.00%, 08/01/31 - 09/01/50 ........... 8,203 9,089,301
4.00%, 10/25/50 - 11/25/50
(n)
.......... 31,250 33,348,992
4.50%, 02/01/25 - 09/01/49 ........... 30,246 33,386,738
4.50%, 10/25/50
(n)
................. 7,657 8,282,721
5.00%, 02/01/35 - 06/01/45 ........... 887 1,016,918
5.00%, 10/25/50
(n)
................. 1,077 1,180,114
5.50%, 02/01/35 - 03/01/40 ........... 464 542,218
Security Par (000) Value
Mortgage-Backed Securities (continued)
6.00%, 04/01/35 - 06/01/41 ........... USD 261 $ 307,765
6.50%, 05/01/40 .................. 108 129,858
292,572,921
Total U.S. Government Sponsored Agency Securities — 42.9%
(Cost: $288,557,961) .............................. 293,362,490
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 529 820,731
4.50%, 08/15/39 .................. 146 231,165
4.38%, 11/15/39 .................. 146 228,433
4.63%, 02/15/40 .................. 432 696,600
3.88%, 08/15/40 .................. 432 640,406
3.13%, 02/15/43 .................. 528 716,739
2.88%, 05/15/43 - 05/15/49 ........... 1,138 1,500,603
3.63%, 08/15/43 .................. 528 771,189
3.75%, 11/15/43 .................. 528 785,771
2.50%, 02/15/45 .................. 1,580 1,948,831
2.75%, 11/15/47 .................. 1,580 2,058,382
3.00%, 02/15/48 .................. 2,003 2,728,462
2.25%, 08/15/49 .................. 1,937 2,310,251
2.38%, 11/15/49 .................. 2,431 2,976,646
2.00%, 02/15/50 .................. 73 82,821
1.25%, 05/15/50 .................. 76 72,248
1.38%, 08/15/50 .................. 293 287,552
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. 2,546 3,008,729
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 .................. 19,640 20,549,741
0.13%, 07/15/30 .................. 1,548 1,722,204
U.S. Treasury Notes:
1.13%, 07/31/21 .................. 2,304 2,323,260
1.75%, 07/31/21 - 11/15/29 ........... 11,727 12,276,578
1.50%, 01/31/22 - 02/15/30 ........... 7,890 8,267,714
2.13%, 12/31/22 - 05/15/25 ........... 3,182 3,400,184
0.50%, 03/15/23 - 05/31/27 ........... 3,571 3,595,886
0.25%, 04/15/23 .................. 2,181 2,186,878
2.75%, 05/31/23 .................. 1,029 1,100,266
2.00%, 02/15/25 .................. 1,283 1,381,280
0.38%, 04/30/25 .................. 3,825 3,847,562
2.38%, 05/15/27 .................. 1,390 1,567,171
2.25%, 08/15/27 .................. 2,419 2,713,721
2.88%, 08/15/28 .................. 309 364,922
3.13%, 11/15/28 .................. 309 372,393
1.63%, 08/15/29 .................. 1,320 1,437,563
Total U.S. Treasury Obligations — 13.0%
(Cost: $86,237,694) ............................... 88,972,882
Total Long-Term Investments — 117.7%
(Cost: $786,562,923) .............................. 805,353,813

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Short-Term Securities — 3.7%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
.................... 24,919,779 $ 24,919,779
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 172,780 172,780
Total Short-Term Securities — 3.7%
(Cost: $25,092,559) ............................... 25,092,559
Total Options Purchased — 0.0%
(Cost: $779,054) ................................. 352,086
Total Investments Before Options Written and TBA Sale
Commitments — 121.4%
(Cost: $812,434,536 ) .............................. 830,798,458
Total Options Written — (0.0)%
(Premium Received — $206,287) ..................... (108,814)
Pa r (000)
TBA Sale Commitments — (14.0)%
(n)
Mortgage-Backed Securities — (14.0)%
Government National Mortgage Association:
2.50%, 10/15/50 .................. USD 1,900 (1,995,371)
Security Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 10/15/50 .................. USD 4,625 $ (4,842,610)
3.50%, 10/15/50 .................. 2,476 (2,607,476)
4.00%, 10/15/50 .................. 71 (75,436)
4.50%, 10/15/50 .................. 317 (341,857)
Uniform Mortgage-Backed Securities:
4.00%, 10/25/35 - 10/25/50 ........... 4,896 (5,219,628)
2.00%, 10/25/50 .................. 598 (618,276)
2.50%, 10/25/50 - 11/25/50 ........... 34,373 (36,038,392)
3.00%, 10/25/50 - 11/25/50 ........... 36,702 (38,451,460)
3.50%, 10/25/50 .................. 5,553 (5,854,540)
Total TBA Sale Commitments — (14.0)%
(Proceeds: $96,140,984) ........................... (96,045,046)
Total Investments Net of Options Written and TBA Sale
Commitments — 107.4%
(Cost: $716,087,265 ) .............................. 734,644,598
Liabilities in Excess of Other Assets — (7.4)% ............. (50,504,963)
Net Assets — 100.0% ............................... $ 684,139,635
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Zero-coupon bond.
(j)
Variable rate security. Rate shown is the rate in effect as of period end.
(k)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(l)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 4,269,478 $ 20,650,301 $ — $ — $ — $ 24,919,779 24,919,779 $ 114,149 $ —
BlackRock Allocation Target
Shares- BATS Series A .... 27,401,851 36,750,000 — — (244,295) 63,907,556 6,448,795 1,077,571 —
$ — $ (244,295) $ 88,827,335 $ 1,191,720 —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 17 12/21/20 $ 2,997 $ (9,203)
U.S. Treasury Ultra Bond .................................................... 121 12/21/20 26,839 (63,609)
Long Gilt ............................................................... 17 12/29/20 2,986 (8,034)
U.S. Treasury 2 Year Note .................................................... 201 12/31/20 44,413 19,260
U.S. Treasury 5 Year Note .................................................... 298 12/31/20 37,557 31,714
(29,872)
Short Contracts
Euro-Bund .............................................................. 34 12/08/20 6,957 (132)
Euro- Buxl ............................................................... 19 12/08/20 4,961 (97,268)
Canada 10 Year Bond ...................................................... 36 12/18/20 4,104 3,263
U.S. Treasury 10 Year Note ................................................... 190 12/21/20 26,511 21,979
U.S. Treasury 10 Year Ultra Note ............................................... 6 12/21/20 960 (142)
(72,300)
$ (102,172)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 4,734,667 USD 843,000 Citibank NA 10/02/20 $ 82
USD 297,000 BRL 1,603,341 Barclays Bank plc 10/02/20 11,500
USD 171,000 BRL 917,073 BNP Paribas SA 10/02/20 7,701
USD 889,000 BRL 4,814,837 Citibank NA 10/02/20 31,641
EUR 3,287,500 USD 3,849,663 UBS AG 10/05/20 5,006
USD 70,628 EUR 60,000 Deutsche Bank AG 10/05/20 277
USD 346,653 EUR 290,000 State Street Bank and Trust Co. 10/05/20 6,622
USD 7,129,067 EUR 5,962,000 UBS AG 10/05/20 138,486
AUD 248,000 USD 176,644 Bank of America NA 10/06/20 987
USD 182,100 AUD 248,000 BNP Paribas SA 10/06/20 4,469
AUD 388,000 USD 273,220 Barclays Bank plc 10/14/20 4,692
CLP 133,832,500 USD 170,000 Citibank NA 10/14/20 496
EUR 146,000 USD 170,664 Bank of America NA 10/14/20 557
EUR 146,000 USD 170,753 Deutsche Bank AG 10/14/20 468
JPY 47,223,565 AUD 609,000 Bank of America NA 10/14/20 11,617
JPY 34,249,258 USD 322,000 HSBC Bank plc 10/14/20 2,788
KRW 639,269,400 USD 548,000 JPMorgan Chase Bank NA 10/14/20 256
MXN 3,036,989 USD 137,000 Barclays Bank plc 10/14/20 149
RUB 16,087,440 USD 204,000 BNP Paribas SA 10/14/20 2,812
USD 197,045 AUD 268,000 BNP Paribas SA 10/14/20 5,085
USD 170,000 CLP 130,602,500 Citibank NA 10/14/20 3,618
USD 135,000 COP 494,775,000 Citibank NA 10/14/20 5,796
USD 170,000 COP 633,080,000 JPMorgan Chase Bank NA 10/14/20 4,679
USD 408,369 EUR 346,000 HSBC Bank plc 10/14/20 2,599
USD 78,184 EUR 66,000 JPMorgan Chase Bank NA 10/14/20 783
USD 190,009 EUR 160,000 Morgan Stanley & Co. International plc 10/14/20 2,370
USD 124,504 EUR 105,000 UBS AG 10/14/20 1,366
USD 340,000 HUF 104,012,800 Bank of America NA 10/14/20 4,554
USD 171,000 JPY 17,877,776 UBS AG 10/14/20 1,464
USD 342,000 KRW 398,190,600 Barclays Bank plc 10/14/20 500
USD 457,736 MXN 9,772,767 Citibank NA 10/14/20 16,400
USD 320,000 MXN 6,877,120 Deutsche Bank AG 10/14/20 9,432
USD 342,000 MXN 7,241,576 HSBC Bank plc 10/14/20 14,973
USD 344,000 MXN 7,401,398 HSBC Bank plc 10/14/20 9,756
USD 173,264 MXN 3,836,486 UBS AG 10/14/20 10
USD 272,000 PLN 1,028,078 Bank of America NA 10/14/20 6,024

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 206,000 RUB 15,732,220 Bank of America NA 10/14/20 $ 3,754
USD 850,000 RUB 64,448,398 Citibank NA 10/14/20 21,486
USD 274,000 ZAR 4,497,628 BNP Paribas SA 10/14/20 5,886
ZAR 3,513,556 USD 206,000 BNP Paribas SA 10/14/20 3,452
ZAR 2,853,331 USD 170,000 BNP Paribas SA 10/14/20 94
ZAR 3,465,388 USD 204,000 Citibank NA 10/14/20 2,580
USD 240,000 BRL 1,327,608 BNP Paribas SA 11/04/20 3,809
USD 3,860,593 EUR 3,287,500 Goldman Sachs International 11/04/20 3,458
USD 514,184 COP 1,906,826,925 Barclays Bank plc 12/04/20 17,606
USD 436,203 EUR 366,148 Bank of America NA 12/04/20 6,328
USD 175,685 MXN 3,767,485 Deutsche Bank AG 12/04/20 6,552
USD 1,946,274 RUB 147,326,133 Citibank NA 12/04/20 61,425
EUR 740,000 USD 863,029 Bank of America NA 12/16/20 6,112
EUR 720,000 USD 843,965 Deutsche Bank AG 12/16/20 1,686
EUR 3,000,000 USD 3,508,963 JPMorgan Chase Bank NA 12/16/20 14,582
GBP 2,989,367 EUR 3,240,000 BNP Paribas SA 12/16/20 53,845
USD 46,860 EUR 39,375 Bank of America NA 12/16/20 613
USD 866,343 EUR 730,000 BNP Paribas SA 12/16/20 8,947
USD 3,428,611 EUR 2,880,000 BNP Paribas SA 12/16/20 46,008
USD 2,851,184 EUR 2,402,653 Citibank NA 12/16/20 29,231
USD 44,414 EUR 37,347 JPMorgan Chase Bank NA 12/16/20 549
USD 464,846 EUR 390,625 Morgan Stanley & Co. International plc 12/16/20 6,051
USD 3,628,639 EUR 3,059,000 State Street Bank and Trust Co. 12/16/20 35,798
659,867
BRL 1,326,576 USD 240,000 BNP Paribas SA 10/02/20 (3,782)
BRL 1,446,172 USD 274,000 Citibank NA 10/02/20 (16,486)
EUR 3,287,500 USD 3,858,210 Goldman Sachs International 10/05/20 (3,541)
USD 126,502 EUR 108,000 Bank of America NA 10/05/20 (130)
USD 208,559 EUR 178,000 HSBC Bank plc 10/05/20 (150)
AUD 459,000 USD 335,506 UBS AG 10/14/20 (6,739)
COP 1,136,980,000 USD 305,000 Citibank NA 10/14/20 (8,092)
EUR 461,000 USD 546,087 Bank of America NA 10/14/20 (5,451)
EUR 195,000 USD 230,161 Citibank NA 10/14/20 (1,475)
EUR 461,000 USD 546,095 UBS AG 10/14/20 (5,459)
HUF 82,686,166 USD 271,992 Bank of America NA 10/14/20 (5,326)
HUF 20,690,510 USD 68,008 Citibank NA 10/14/20 (1,280)
JPY 28,192,680 AUD 374,000 Deutsche Bank AG 10/14/20 (530)
MXN 7,259,072 USD 341,000 Citibank NA 10/14/20 (13,183)
MXN 4,432,280 USD 202,000 Deutsche Bank AG 10/14/20 (1,840)
MXN 20,811,025 USD 974,308 UBS AG 10/14/20 (34,490)
PLN 1,518,948 USD 406,000 Bank of America NA 10/14/20 (13,030)
RUB 64,006,445 USD 850,000 Citibank NA 10/14/20 (27,166)
USD 663,060 EUR 568,000 JPMorgan Chase Bank NA 10/14/20 (3,060)
USD 338,000 JPY 35,999,920 BNP Paribas SA 10/14/20 (3,390)
USD 206,000 KRW 240,340,200 Bank of America NA 10/14/20 (122)
USD 133,836 MXN 3,014,857 Morgan Stanley & Co. International plc 10/14/20 (2,314)
USD 106,164 MXN 2,393,878 UBS AG 10/14/20 (1,943)
USD 140,000 RUB 11,128,600 Bank of America NA 10/14/20 (3,064)
USD 64,000 RUB 5,080,768 BNP Paribas SA 10/14/20 (1,316)
USD 206,000 RUB 16,193,660 Citibank NA 10/14/20 (2,178)
USD 204,000 ZAR 3,470,856 Bank of America NA 10/14/20 (2,906)
USD 850,335 ZAR 14,392,600 BNP Paribas SA 10/14/20 (7,642)
ZAR 3,380,142 USD 205,000 Bank of America NA 10/14/20 (3,502)
KZT 20,831,341 USD 49,090 Citibank NA 10/23/20 (1,299)
USD 176,656 AUD 248,000 Bank of America NA 11/04/20 (988)
USD 3,852,046 EUR 3,287,500 UBS AG 11/04/20 (5,089)
USD 111,922 EUR 99,463 UBS AG 11/27/20 (4,831)
IDR 7,299,000,000 USD 494,345 Deutsche Bank AG 12/04/20 (6,670)
RUB 4,511,201 USD 58,643 Bank of America NA 12/04/20 (928)
RUB 39,543,289 USD 514,355 Credit Suisse International 12/04/20 (8,449)
RUB 9,008,846 USD 117,518 HSBC Bank plc 12/04/20 (2,262)
USD 644,240 CNY 4,430,000 Barclays Bank plc 12/04/20 (5,825)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,134,259 CNY 28,416,000 Citibank NA 12/04/20 $ (35,546)
USD 134,789 CNY 926,000 HSBC Bank plc 12/04/20 (1,094)
USD 1,509,692 IDR 22,853,711,977 Standard Chartered Bank 12/04/20 (17,256)
EUR 1,295,000 GBP 1,201,779 BNP Paribas SA 12/16/20 (30,499)
EUR 1,945,000 GBP 1,800,306 Citibank NA 12/16/20 (39,765)
EUR 777,296 USD 922,467 Bank of America NA 12/16/20 (9,521)
EUR 804,387 USD 946,772 Bank of America NA 12/16/20 (2,008)
EUR 720,000 USD 849,383 BNP Paribas SA 12/16/20 (3,732)
EUR 2,600,000 USD 3,094,142 BNP Paribas SA 12/16/20 (40,403)
EUR 4,320,000 USD 5,131,109 Citibank NA 12/16/20 (57,204)
EUR 82,704 USD 98,182 Deutsche Bank AG 12/16/20 (1,045)
EUR 775,613 USD 919,254 Morgan Stanley & Co. International plc 12/16/20 (8,285)
USD 8,878,373 CNY 61,041,475 Standard Chartered Bank 12/16/20 (71,801)
USD 864,847 EUR 740,000 Bank of America NA 12/16/20 (4,294)
USD 1,033,023 EUR 880,000 BNP Paribas SA 12/16/20 (550)
USD 833,806 EUR 710,000 Citibank NA 12/16/20 (100)
USD 1,897,366 EUR 1,620,000 Deutsche Bank AG 12/16/20 (5,348)
USD 4,814,845 EUR 4,110,000 JPMorgan Chase Bank NA 12/16/20 (12,412)
USD 335,000 TRY 2,689,012 JPMorgan Chase Bank NA 12/29/20 (3,607)
(560,398)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Deutsche Bank AG 10/29/20 USD 1.22 USD 1.22 EUR 40 $ 1,167
USD Currency ............... Down and In BNP Paribas SA 10/30/20 ZAR 16.50 ZAR 15.65 USD 684 166
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 1,512 481
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 1,717 2,025
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/02/20 MXN 21.40 MXN 20.40 USD 3,230 583
4,422
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 11/20/20 MXN 21.90 MXN 21.25 USD 342 1,680
$ 6,102
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 1,974 12/11/20 USD 99.63 USD 493,500 $ 98,700
90-day Eurodollar June 2021 Futures .............. 756 06/11/21 USD 99.25 USD 189,000 141,750
$ 240,450
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 10/15/20 ZAR 17.00 USD 532 $ 4,945
USD Currency ........................... JPMorgan Chase Bank NA 10/23/20 IDR 15,000.00 USD 540 4,435
USD Currency ........................... Citibank NA 10/30/20 MXN 22.50 USD 274 4,388

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Deutsche Bank AG 11/03/20 CLP 775.00 USD 674 $ 15,230
USD Currency ........................... JPMorgan Chase Bank NA 11/03/20 TWD 30.00 USD 470 252
USD Currency ........................... Citibank NA 11/06/20 TRY 7.70 USD 216 6,556
35,806
Put
USD Currency ........................... Citibank NA 10/01/20 MXN 21.50 USD 538 19
USD Currency ........................... Citibank NA 10/02/20 RUB 73.50 USD 1,008 —
USD Currency ........................... Bank of America NA 10/07/20 BRL 5.30 USD 472 114
USD Currency ........................... Bank of America NA 10/09/20 MXN 23.80 USD 314 23,633
USD Currency ........................... Morgan Stanley & Co. International plc 10/09/20 MXN 21.30 USD 478 733
AUD Currency ........................... Morgan Stanley & Co. International plc 10/14/20 JPY 72.40 AUD 12,460 5,916
USD Currency ........................... Bank of America NA 10/30/20 ZAR 17.00 USD 410 11,385
USD Currency ........................... BNP Paribas SA 10/30/20 RUB 79.00 USD 410 11,609
USD Currency ........................... Citibank NA 10/30/20 MXN 21.50 USD 342 2,755
USD Currency ........................... Goldman Sachs International 10/30/20 JPY 104.50 USD 410 1,342
USD Currency ........................... Morgan Stanley & Co. International plc 10/30/20 MXN 21.80 USD 514 6,523
USD Currency ........................... Morgan Stanley & Co. International plc 10/30/20 MXN 20.90 USD 548 1,526
USD Currency ........................... Citibank NA 11/09/20 RUB 75.00 USD 544 4,173
69,728
$ 105,534
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/30/20 MXN 22.75 USD 22.75 USD 7 $ (2,246)
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 11/20/20 MXN 21.40 MXN 21.25 USD 342 (731)
$ (2,977)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 756 06/11/21 USD 98.75 USD 189,000 $ (28,350)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 10/07/20 BRL 5.45 USD 472 $ (15,661)
USD Currency ............................. JPMorgan Chase Bank NA 10/23/20 IDR 15,500.00 USD 810 (1,838)
USD Currency ............................. Bank of America NA 10/30/20 ZAR 18.00 USD 410 (1,757)
USD Currency ............................. Morgan Stanley & Co. International plc 10/30/20 MXN 22.50 USD 548 (8,777)
USD Currency ............................. Deutsche Bank AG 11/03/20 CLP 810.00 USD 808 (5,374)
USD Currency ............................. Citibank NA 11/09/20 RUB 78.00 USD 408 (9,419)
–
(42,826)
–
Put
USD Currency ............................. Citibank NA 10/02/20 RUB 70.50 USD 739 —
USD Currency ............................. Bank of America NA 10/09/20 MXN 22.80 USD 502 (16,869)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
e
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
AUD Currency ............................. Morgan Stanley & Co. International plc 10/14/20 JPY 70.15 AUD 15,575 $ (1,366)
USD Currency ............................. Goldman Sachs International 10/30/20 JPY 102.50 USD 410 (335)
USD Currency ............................. Morgan Stanley & Co. International plc 10/30/20 MXN 21.20 USD 514 (2,491)
USD Currency ............................. Morgan Stanley & Co. International plc 10/30/20 MXN 20.20 USD 548 (378)
USD Currency ............................. Bank of America NA 10/30/20 ZAR 16.25 USD 614 (4,527)
USD Currency ............................. BNP Paribas SA 10/30/20 RUB 76.80 USD 614 (7,782)
USD Currency ............................. Deutsche Bank AG 11/03/20 CLP 740.00 USD 336 (394)
USD Currency ............................. Citibank NA 11/06/20 TRY 7.25 USD 216 (519)
–
(34,661)
–
$ (77,487)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 47,138 $ — $ — $ —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 33,577 (7,014) — (7,014)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 67,153 (5,393) — (5,393)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 33,611 (6,542) — (6,542)
1 day SONIA At Termination (0.11)% At Termination 09/29/22
(a)
09/29/23 GBP 6,757 (2,377) — (2,377)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 6,656 (3,030) — (3,030)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 6,757 (2,814) — (2,814)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 10,494 31,331 — 31,331
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 9,029 27,614 — 27,614
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 6,685 19,523 — 19,523
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 4,475 5,168 — 5,168
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 2,240 10,521 — 10,521
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 2,240 10,688 (15) 10,703
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 8,970 (12,258) — (12,258)
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 67,153 (3,142) — (3,142)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 33,577 3,398 — 3,398
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 33,611 (431) — (431)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 (18,640) — (18,640)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 (33,306) — (33,306)
$ 13,296 $ (15) $ 13,311
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 2,360 $ (17,204) $ — $ (17,204)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 2,360 (18,671) — (18,671)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 2,360 28,107 — 28,107
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 2,360 32,923 — 32,923
$ 25,155 $ — $ 25,155

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 112 $ 7,933 $ 6,333 $ 1,600
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 715 50,645 45,665 4,980
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 520 36,831 31,110 5,721
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 9,208 7,168 2,040
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 9,208 7,350 1,858
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 70 1,716 1,272 444
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 80 1,961 1,374 587
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 1,531 37,524 29,686 7,838
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 122 2,990 2,802 188
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 270 6,618 5,029 1,589
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 60 1,471 1,113 358
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 40 980 707 273
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 110 840 260 580
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 110 840 204 636
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 720 5,501 723 4,778
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 152 1,161 306 855
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 293 30,052 27,749 2,303
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 531 54,482 51,032 3,450
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 128 13,152 12,319 833
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 1,047 107,418 100,615 6,803
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 372 38,168 34,884 3,284
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 754 (17,290) (17,782) 492
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 309 3,890 2,247 1,643
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 372 4,680 2,864 1,816
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 282 3,543 2,708 835
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 129 1,626 865 761
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 1,232 30,452 22,776 7,676
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 130 3,213 2,217 996
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 120 2,966 1,867 1,099
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 122 3,016 2,110 906
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 150 (1,199) 1,841 (3,040)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 120 (959) 1,492 (2,451)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 230 (1,838) 3,039 (4,877)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 90 (719) 1,104 (1,823)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 100 (799) 1,227 (2,026)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 2,103 438 1,665
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 78 (358) (11) (347)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 184 (843) (139) (704)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 30 10,006 2,731 7,275
$ – $ – $ –
$ 460,189 $ 399,295 $ 60,894
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (5) $ 5
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 29 (7,622) (3,313) (4,309)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 120 (9,800) (4,921) (4,879)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A- USD 60 (4,900) (2,506) (2,394)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,449) (813) (1,636)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.BBB- ..... 3.00 % Monthly
Credit Suisse
International 05/11/63 BBB USD 30 $ (10,006) $ (2,257) $ (7,749)
$ (34,777) $ (13,815) $ (20,962)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 470 $ (14,432) $ — $ (14,432)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 7,185 1,462 — 1,462
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 7,884 2,117 — 2,117
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 2,230 9,979 — 9,979
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 541 1,502 — 1,502
28 day
MXIBTIIE Monthly 6.33% Monthly Citibank NA 06/09/25 MXN 271 699 — 699
$ 1,327 $ — $ 1,327
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 4,685 $ (78,996) $ — $ (78,996)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 4,685 (80,660) — (80,660)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 4,685 (80,660) — (80,660)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 4,685 (81,518) — (81,518)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 4,685 96,449 — 96,449
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 4,685 98,424 — 98,424
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 4,685 99,142 — 99,142
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 4,685 100,218 — 100,218
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 7,027 (157,055) — (157,055)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 7,027 232,708 — 232,708
– $ – $ –
$ 148,052 $ — $ 148,052
– – –

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/20 USD 1,720 $ (26,139) $ (949) $ (25,190)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
VRDN Variable Rate Demand Notes

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 33,957,184 $ 3,112,130 $ 37,069,314
Corporate Bonds:
Aerospace & Defense .................................... — 11,954,728 — 11,954,728
Air Freight & Logistics .................................... — 1,967,610 — 1,967,610
Airlines .............................................. — 3,032,574 — 3,032,574
Auto Components ...................................... — 152,077 — 152,077
Automobiles .......................................... — 1,974,676 — 1,974,676
Banks ............................................... — 38,482,182 — 38,482,182
Beverages ........................................... — 5,356,772 — 5,356,772
Biotechnology ......................................... — 4,254,800 — 4,254,800
Building Products ....................................... — 1,767,582 — 1,767,582
Capital Markets ........................................ — 14,180,733 — 14,180,733
Chemicals ............................................ — 2,972,953 — 2,972,953
Commercial Services & Supplies ............................. — 2,434,750 — 2,434,750
Communications Equipment ................................ — 764,426 — 764,426
Construction & Engineering ................................ — 106,851 — 106,851
Construction Materials .................................... — 52,594 — 52,594
Consumer Finance ...................................... — 5,767,199 — 5,767,199
Containers & Packaging .................................. — 337,274 — 337,274
Distributors ........................................... — 282,515 — 282,515
Diversified Consumer Services .............................. — 779,346 — 779,346
Diversified Financial Services ............................... — 2,615,499 — 2,615,499
Diversified Telecommunication Services ........................ — 10,595,740 — 10,595,740
Electric Utilities ........................................ — 17,725,041 — 17,725,041
Electronic Equipment, Instruments & Components ................. — 199,771 — 199,771
Energy Equipment & Services .............................. — 126,467 — 126,467
Entertainment ......................................... — 916,799 — 916,799
Equity Real Estate Investment Trusts (REITs) .................... — 5,861,970 729,244 6,591,214
Food & Staples Retailing .................................. — 1,047,636 — 1,047,636
Food Products ......................................... — 1,737,477 — 1,737,477
Gas Utilities ........................................... — 580,712 — 580,712
Health Care Equipment & Supplies ........................... — 1,259,652 — 1,259,652

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 9,759,030 $ — $ 9,759,030
Hotels, Restaurants & Leisure .............................. — 3,668,698 — 3,668,698
Household Durables ..................................... — 572,967 — 572,967
Household Products ..................................... — 133,898 — 133,898
Industrial Conglomerates .................................. — 1,215,698 — 1,215,698
Insurance ............................................ — 2,183,269 — 2,183,269
Internet & Direct Marketing Retail ............................ — 2,042,652 — 2,042,652
IT Services ........................................... — 6,688,855 — 6,688,855
Leisure Products ....................................... — 519,851 — 519,851
Life Sciences Tools & Services .............................. — 1,198,307 — 1,198,307
Machinery ............................................ — 1,496,209 — 1,496,209
Media ............................................... — 9,447,508 — 9,447,508
Metals & Mining ........................................ — 2,037,989 — 2,037,989
Multi-Utilities .......................................... — 976,967 — 976,967
Oil, Gas & Consumable Fuels ............................... — 17,747,167 — 17,747,167
Paper & Forest Products .................................. — 891,382 — 891,382
Pharmaceuticals ....................................... — 5,818,517 — 5,818,517
Professional Services .................................... — 150,346 — 150,346
Real Estate Management & Development ....................... — 2,764,797 — 2,764,797
Road & Rail ........................................... — 4,707,155 — 4,707,155
Semiconductors & Semiconductor Equipment .................... — 7,940,551 — 7,940,551
Software ............................................. — 3,673,917 — 3,673,917
Specialty Retail ........................................ — 1,381,293 — 1,381,293
Technology Hardware, Storage & Peripherals .................... — 2,458,893 — 2,458,893
Textiles, Apparel & Luxury Goods ............................ — 751,451 — 751,451
Thrifts & Mortgage Finance ................................ — 843,114 — 843,114
Tobacco ............................................. — 3,574,767 — 3,574,767
Trading Companies & Distributors ............................ — 1,295,028 — 1,295,028
Wireless Telecommunication Services ......................... — 4,333,241 — 4,333,241
Floating Rate Loan Interests:
Air Freight & Logistics .................................... — 263,828 — 263,828
Building Products ....................................... — 150,176 — 150,176
Construction Materials .................................... — 130,482 — 130,482
Consumer Finance ...................................... — — 26,790 26,790
Diversified Financial Services ............................... — 262,058 — 262,058
Health Care Providers & Services ............................ — 341,556 — 341,556
Hotels, Restaurants & Leisure .............................. — 163,581 138,004 301,585
Media ............................................... — 193,136 — 193,136
Oil, Gas & Consumable Fuels ............................... — 455,372 — 455,372
Pharmaceuticals ....................................... — 278,963 — 278,963
Road & Rail ........................................... — 165,239 — 165,239
Thrifts & Mortgage Finance ................................ — — 808,409 808,409
Foreign Agency Obligations ................................. — 1,703,551 — 1,703,551
Foreign Government Obligations .............................. — 40,256,860 — 40,256,860
Investment Companies .................................... 63,907,556 — — 63,907,556
Municipal Bonds ......................................... — 17,677,205 — 17,677,205
Non-Agency Mortgage-Backed Securities ........................ — 16,872,111 367,032 17,239,143
Capital Trusts ........................................... — 1,496,051 — 1,496,051
U.S. Government Sponsored Agency Securities .................... — 293,362,490 — 293,362,490
U.S. Treasury Obligations ................................... — 88,972,882 — 88,972,882
Short-Term Securities ....................................... 25,092,559 — — 25,092,559
Options Purchased:
Foreign currency exchange contracts ........................... — 111,636 — 111,636
Interest rate contracts ...................................... 240,450 — — 240,450
Liabilities:
Investments:
TBA Sale Commitments .................................... — (96,045,046) — (96,045,046)
$ 89,240,565 $ 640,331,238 $ 5,181,609 $ 734,753,412
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 76,167 $ — $ 76,167
Foreign currency exchange contracts ............................ — 659,867 — 659,867
Interest rate contracts ....................................... 76,216 124,017 — 200,233
Other contracts ........................................... — 687,971 — 687,971

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Liabilities:
Credit contracts ........................................... $ — $ (36,235) $ — $ (36,235)
Foreign currency exchange contracts ............................ — (640,862) — (640,862)
Interest rate contracts ....................................... (206,738) (134,569) — (341,307)
Other contracts ........................................... — (514,764) — (514,764)
$ (130,522) $ 221,592 $ — $ 91,070
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of December 31, 2019 .............................................. $ 3,780,025 $ 806,975 $ 1,988,467 $ 909,139 $ 7,484,606
Transfers into level 3 ............................................................ 58,135 — — — 58,135
Transfers out of level 3 ........................................................... (385,404) — — (370,381) (755,785)
Accrued discounts/premiums ........................................................ 58 — 53 — 111
Net realized gain ............................................................... 534 5 3 2,114 2,656
Net change in unrealized depreciation
(a)
................................................ (48,452) (21,204) (20,313) (11,205) (101,174)
Purchases .................................................................... — — 87,673 — 87,673
Sales ....................................................................... (292,766) (56,532) (1,082,680) (162,635) (1,594,613)
Closing balance, as of September 30, 2020 ..............................................
$ 3,112,130 $ 729,244 $ 973,203 $ 367,032 $ 5,181,609
Net change in unrealized depreciation on investments still held at September 30, 2020
(a)
.................
$ (46,469) $ (21,204) $ (21,624) $ (11,205) $ (100,502)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.